UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2018

Item 1. Reports to Stockholders

Fixed income mutual funds

Delaware Corporate Bond Fund

Delaware Extended Duration Bond Fund

January 31, 2018

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2018, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

 © 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2017 to January 31, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2017 to Jan. 31, 2018.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from August 1, 2017 to January 31, 2018 (Unaudited)

Delaware Corporate Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Annualized Expense Ratio	Expenses Paid During Period 8/1/17 to 1/31/18*
Actual Fund return†
Class A	$1,000.00	$1,005.30	0.92%	$4.65
Class C	1,000.00	1,001.50	1.67%	8.42
Class R	1,000.00	1,004.10	1.17%	5.91
Institutional Class	1,000.00	1,006.60	0.67%	3.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.57	0.92%	$4.69
Class C	1,000.00	1,016.79	1.67%	8.49
Class R	1,000.00	1,019.31	1.17%	5.96
Institutional Class	1,000.00	1,021.83	0.67%	3.41

Delaware Extended Duration Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Annualized Expense Ratio	Expenses Paid During Period 8/1/17 to 1/31/18*
Actual Fund return†
Class A	$1,000.00	$1,026.40	0.91%	$4.65
Class C	1,000.00	1,022.60	1.66%	8.46
Class R	1,000.00	1,025.20	1.16%	5.92
Institutional Class	1,000.00	1,027.80	0.66%	3.37
Class R6	1,000.00	1,028.20	0.58%	2.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.62	0.91%	$4.63
Class C	1,000.00	1,016.84	1.66%	8.44
Class R	1,000.00	1,019.36	1.16%	5.90
Institutional Class	1,000.00	1,021.88	0.66%	3.36
Class R6	1,000.00	1,022.28	0.58%	2.96
*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

Delaware Corporate Bond Fund	As of January 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.21%
Corporate Bonds	92.65%
Banking	24.01%
Basic Industry	6.03%
Brokerage	2.07%
Capital Goods	3.22%
Communications	11.15%
Consumer Cyclical	2.68%
Consumer Non-Cyclical	6.13%
Electric	9.07%
Energy	10.24%
Finance Companies	3.61%
Insurance	2.71%
Natural Gas	0.43%
Real Estate Investment Trusts	3.34%
Technology	4.60%
Transportation	3.36%
Municipal Bonds	0.90%
Convertible Preferred Stock	0.45%
Preferred Stock	1.29%
Short-Term Investments	4.69%
Total Value of Securities	100.19%
Liabilities Net of Receivables and Other Assets	(0.19%)
Total Net Assets	100.00%

Security type / sector allocations

Delaware Extended Duration Bond Fund	As of January 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.21%
Corporate Bonds	90.89%
Banking	11.88%
Basic Industry	4.61%
Brokerage	1.74%
Capital Goods	6.55%
Communications	6.53%
Consumer Cyclical	3.92%
Consumer Non-Cyclical	13.26%
Electric	15.34%
Energy	10.81%
Finance Companies	1.25%
Insurance	6.15%
Natural Gas	1.67%
Technology	3.55%
Transportation	2.78%
Utilities	0.85%
Municipal Bonds	2.66%
US Treasury Obligation	0.50%
Convertible Preferred Stock	0.47%
Preferred Stock	1.29%
Short-Term Investments	2.75%
Total Value of Securities	98.77%
Receivables and Other Assets Net of Liabilities	1.23%
Total Net Assets	100.00%

Schedules of investments

Delaware Corporate Bond Fund	January 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.21%
Blackstone Mortgage Trust 4.375% exercise price $35.67, maturity date 5/5/22	2,430,000	$2,404,624
Total Convertible Bond (cost $2,447,756)		2,404,624

Corporate Bonds – 92.65%
Banking – 24.01%
Ally Financial 8.00% 11/1/31	1,840,000	2,355,200
Banco Santander 3.80% 2/23/28	4,800,000	4,779,116
Bank of America
144A 3.419% 12/20/28 #µ	4,915,000	4,844,295
3.946% 1/23/49 µ	3,920,000	3,979,359
4.183% 11/25/27	3,750,000	3,854,070
Bank of Montreal 3.803% 12/15/32 µ	11,650,000	11,379,021
Bank of New York Mellon
2.95% 1/29/23	6,160,000	6,137,436
3.30% 8/23/29	3,500,000	3,411,997
4.625%µy	5,430,000	5,457,150
Barclays 8.25%µy	2,750,000	2,868,613
BB&T 2.85% 10/26/24	5,820,000	5,719,021
Citizens Bank 2.65% 5/26/22	5,385,000	5,292,717
Compass Bank 3.875% 4/10/25	7,970,000	7,925,106
Credit Suisse Group
144A 3.869% 1/12/29 #µ	9,045,000	9,010,911
144A 4.282% 1/9/28 #	1,645,000	1,692,374
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	5,230,000	5,518,064
Fifth Third Bancorp 2.60% 6/15/22	2,380,000	2,337,189
Fifth Third Bank 3.85% 3/15/26	7,115,000	7,189,857
Goldman Sachs Group
3.272% 9/29/25 µ	1,740,000	1,708,945
3.691% 6/5/28 µ	5,680,000	5,661,165
5.15% 5/22/45	1,850,000	2,114,971
6.00% 6/15/20	835,000	896,469
Huntington National Bank 2.50% 8/7/22	1,600,000	1,561,486
JPMorgan Chase & Co.
3.509% 1/23/29 µ	5,070,000	5,046,721
3.897% 1/23/49 µ	7,165,000	7,203,072
3.964% 11/15/48 µ	2,045,000	2,066,705
6.75%µy	4,000,000	4,475,000
KeyBank
2.30% 9/14/22	2,990,000	2,894,994
3.40% 5/20/26	10,610,000	10,441,874
Lloyds Banking Group
2.907% 11/7/23 µ	1,265,000	1,238,522

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Lloyds Banking Group
3.574% 11/7/28 µ	10,980,000	$10,732,402
7.50%µy	2,050,000	2,319,063
Morgan Stanley
2.617% (LIBOR03M + 1.22%) 5/8/24 ●	5,840,000	6,022,518
3.772% 1/24/29 µ	1,305,000	1,313,607
3.95% 4/23/27	2,340,000	2,360,789
4.375% 1/22/47	7,725,000	8,298,685
5.00% 11/24/25	1,710,000	1,853,362
Nationwide Building Society 144A 4.125% 10/18/32 #µ	6,865,000	6,795,332
PNC Bank
3.10% 10/25/27	8,035,000	7,843,548
3.25% 1/22/28	4,110,000	4,063,521
PNC Financial Services Group 5.00%µy	4,560,000	4,792,560
Popular 7.00% 7/1/19	4,475,000	4,647,287
Regions Financial 2.75% 8/14/22	1,795,000	1,774,960
Royal Bank of Scotland Group
3.875% 9/12/23	7,560,000	7,630,160
8.625%µy	2,470,000	2,763,313
Santander UK 144A 5.00% 11/7/23 #	6,475,000	6,841,919
Santander UK Group Holdings 3.823% 11/3/28 µ	4,130,000	4,070,009
State Street 2.653% 5/15/23 µ	5,500,000	5,435,945
SunTrust Banks
2.45% 8/1/22	2,765,000	2,703,678
3.00% 2/2/23	2,645,000	2,635,500
5.05%µy	7,040,000	7,075,200
SVB Financial Group 3.50% 1/29/25	655,000	647,173
UBS 7.625% 8/17/22	7,555,000	8,824,240
UBS Group Funding Switzerland
144A 2.859% 8/15/23 #µ	705,000	690,496
144A 4.253% 3/23/28 #	2,975,000	3,081,321
US Bancorp 3.15% 4/27/27	9,290,000	9,102,208
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	3,207,000	2,910,353
Wells Fargo Capital X 5.95% 12/15/36	5,645,000	6,438,123
Westpac Banking 5.00%µy	1,180,000	1,169,230
Zions Bancorporation 4.50% 6/13/23	2,860,000	2,932,975
		276,830,897
Basic Industry – 6.03%
Anglo American Capital
144A 4.75% 4/10/27 #	5,165,000	5,388,352
144A 4.875% 5/14/25 #	6,755,000	7,135,343
Barrick North America Finance 5.75% 5/1/43	8,570,000	10,608,602

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	9,455,000	$ 10,180,671
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	2,265,000	2,292,746
Dow Chemical 8.55% 5/15/19	6,930,000	7,459,811
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,793,836
Georgia-Pacific 8.00% 1/15/24	8,345,000	10,490,106
Mosaic 5.625% 11/15/43	3,530,000	3,845,987
Westlake Chemical 4.375% 11/15/47	5,750,000	5,898,697
WestRock
144A 3.00% 9/15/24 #	1,810,000	1,769,194
144A 3.375% 9/15/27 #	1,710,000	1,659,330
		69,522,675
Brokerage – 2.07%
Charles Schwab
3.20% 1/25/28	1,385,000	1,366,657
5.00%µy	1,480,000	1,464,282
E*TRADE Financial
3.80% 8/24/27	3,610,000	3,575,430
5.30%µy	35,000	34,956
5.875%µy	3,960,000	4,158,000
Jefferies Group
4.15% 1/23/30	1,725,000	1,685,805
6.45% 6/8/27	5,627,000	6,491,168
6.50% 1/20/43	1,575,000	1,841,824
Lazard Group
3.625% 3/1/27	2,260,000	2,222,063
3.75% 2/13/25	1,075,000	1,077,232
		23,917,417
Capital Goods – 3.22%
Allegion US Holding
3.20% 10/1/24	1,965,000	1,920,787
3.55% 10/1/27	2,666,000	2,605,802
Ardagh Packaging Finance 144A 4.625% 5/15/23 #	2,900,000	2,939,875
Carlisle 3.75% 12/1/27	2,195,000	2,200,919
Crown Americas 144A 4.75% 2/1/26 #	1,115,000	1,126,150
Leggett & Platt 3.50% 11/15/27	4,640,000	4,526,448
Martin Marietta Materials
3.50% 12/15/27	2,885,000	2,814,393
4.25% 12/15/47	2,805,000	2,723,034
Northrop Grumman
3.25% 1/15/28	2,575,000	2,530,585
4.03% 10/15/47	2,945,000	3,006,577
Republic Services 3.375% 11/15/27	3,480,000	3,438,134

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
United Technologies 3.75% 11/1/46	3,675,000	$ 3,590,956
Waste Management 3.15% 11/15/27	3,735,000	3,666,623
		37,090,283
Communications – 11.15%
AMC Networks 4.75% 8/1/25	2,450,000	2,453,063
American Tower 3.60% 1/15/28	6,510,000	6,325,544
American Tower Trust I 144A 3.07% 3/15/23 #	3,726,000	3,713,387
AT&T
3.40% 8/14/24	3,880,000	3,885,623
3.90% 8/14/27	3,110,000	3,114,710
144A 4.10% 2/15/28 #	3,730,000	3,706,980
4.90% 8/14/37	2,555,000	2,597,369
5.25% 3/1/37	1,905,000	2,021,806
CCO Holdings
144A 5.125% 5/1/23 #	870,000	889,031
144A 5.50% 5/1/26 #	2,565,000	2,622,713
144A 5.875% 4/1/24 #	335,000	350,913
Crown Castle International
3.80% 2/15/28	4,995,000	4,902,892
5.25% 1/15/23	3,580,000	3,876,443
Crown Castle Towers 144A 3.663% 5/15/25 #	7,035,000	7,104,435
CSC Holdings
144A 5.375% 2/1/28 #	2,720,000	2,720,000
144A 6.625% 10/15/25 #	2,125,000	2,279,063
Discovery Communications
3.95% 3/20/28	2,990,000	2,930,127
5.20% 9/20/47	6,140,000	6,309,681
Grupo Televisa 5.00% 5/13/45	2,220,000	2,191,001
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,101,330
Historic TW 6.875% 6/15/18	5,285,000	5,379,533
Myriad International Holdings 144A 4.85% 7/6/27 #	1,585,000	1,656,325
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	2,715,000	2,748,937
SBA Tower Trust
144A 2.24% 4/10/18 #	4,945,000	4,944,977
144A 2.898% 10/8/19 #	3,005,000	3,012,147
SFR Group 144A 6.25% 5/15/24 #	2,020,000	1,936,675
Sprint 7.125% 6/15/24	2,780,000	2,825,175
Sprint Spectrum 144A 3.36% 9/20/21 #	4,570,313	4,598,877
Time Warner Cable 7.30% 7/1/38	8,125,000	10,214,302
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,986,379
UPC Holding 144A 5.50% 1/15/28 #	2,760,000	2,654,789
UPCB Finance IV 144A 5.375% 1/15/25 #	1,600,000	1,636,000

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
4.40% 11/1/34	3,445,000	$ 3,497,780
4.50% 8/10/33	11,035,000	11,364,521
		128,552,528
Consumer Cyclical – 2.68%
Alibaba Group Holding
4.00% 12/6/37	6,935,000	6,946,052
4.20% 12/6/47	1,125,000	1,131,462
Boyd Gaming 6.375% 4/1/26	2,920,000	3,139,000
General Motors Financial 5.25% 3/1/26	8,120,000	8,760,229
Royal Caribbean Cruises 3.70% 3/15/28	6,185,000	6,004,650
Service Corp. International 4.625% 12/15/27	2,320,000	2,305,500
Staples 144A 8.50% 9/15/25 #	1,630,000	1,579,063
Wyndham Worldwide 4.15% 4/1/24	1,055,000	1,058,721
		30,924,677
Consumer Non-Cyclical – 6.13%
Abbott Laboratories 4.90% 11/30/46	5,985,000	6,854,203
AbbVie 4.45% 5/14/46	2,885,000	3,081,535
Anheuser-Busch InBev Finance
3.65% 2/1/26	3,720,000	3,769,069
4.90% 2/1/46	10,115,000	11,427,491
Aramark Services 144A 5.00% 2/1/28 #	950,000	966,031
BAT Capital 144A 3.557% 8/15/27 #	11,040,000	10,821,723
Becton Dickinson 3.363% 6/6/24	5,490,000	5,416,946
Biogen 5.20% 9/15/45	4,985,000	5,830,467
Encompass Health 5.75% 11/1/24	2,775,000	2,840,906
Molson Coors Brewing 3.00% 7/15/26	5,530,000	5,278,566
Shire Acquisitions Investments Ireland 3.20% 9/23/26	12,710,000	12,202,623
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,227,071
		70,716,631
Electric – 9.07%
Ameren 3.65% 2/15/26	2,455,000	2,464,628
Ameren Illinois 9.75% 11/15/18	6,971,000	7,375,374
Appalachian Power 3.30% 6/1/27	5,355,000	5,285,918
Avangrid 3.15% 12/1/24	5,485,000	5,384,958
Cerro del Aguila 144A 4.125% 8/16/27 #	2,730,000	2,725,359
Cleveland Electric Illuminating
144A 3.50% 4/1/28 #	5,690,000	5,595,252
5.50% 8/15/24	3,360,000	3,752,294
ComEd Financing III 6.35% 3/15/33	6,500,000	7,101,250
Duke Energy 3.15% 8/15/27	4,235,000	4,104,278
Duke Energy Carolinas 3.70% 12/1/47	3,250,000	3,255,471

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Emera 6.75% 6/15/76 µ	5,600,000	$ 6,356,000
Emera US Finance 4.75% 6/15/46	3,235,000	3,415,618
Enel 144A 8.75% 9/24/73 #µ	4,125,000	5,120,156
Enel Finance International 144A 3.625% 5/25/27 #	12,025,000	11,785,304
IPALCO Enterprises 3.70% 9/1/24	4,075,000	4,049,842
ITC Holdings 144A 3.35% 11/15/27 #	4,115,000	4,036,527
National Rural Utilities Cooperative Finance 5.25% 4/20/46 µ	3,235,000	3,451,656
NextEra Energy Capital Holdings 3.55% 5/1/27	5,285,000	5,302,135
NV Energy 6.25% 11/15/20	4,475,000	4,886,422
Pennsylvania Electric 5.20% 4/1/20	341,000	357,258
Southwestern Electric Power 3.85% 2/1/48	4,230,000	4,207,018
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	1,880,000	1,927,091
Union Electric 2.95% 6/15/27	2,725,000	2,657,943
		104,597,752
Energy – 10.24%
AmeriGas Partners 5.75% 5/20/27	2,801,000	2,881,529
Anadarko Petroleum 6.60% 3/15/46	5,055,000	6,562,421
Cheniere Corpus Christi Holdings 5.125% 6/30/27	1,345,000	1,392,075
Enbridge
3.70% 7/15/27	3,495,000	3,454,976
6.00% 1/15/77 µ	3,600,000	3,798,000
Energy Transfer 6.125% 12/15/45	7,980,000	8,913,699
Energy Transfer Partners 6.625%µy	5,105,000	5,114,189
EnLink Midstream Partners 6.00%µy	1,705,000	1,694,705
Kinder Morgan 5.05% 2/15/46	8,500,000	8,991,696
Kinder Morgan Energy Partners 9.00% 2/1/19	3,600,000	3,827,409
Marathon Oil 4.40% 7/15/27	1,280,000	1,331,571
MPLX 4.875% 12/1/24	7,875,000	8,410,682
Newfield Exploration
5.625% 7/1/24	1,345,000	1,445,875
5.75% 1/30/22	1,085,000	1,160,950
Noble Energy
3.85% 1/15/28	3,215,000	3,226,975
4.15% 12/15/21	3,440,000	3,569,773
4.95% 8/15/47	705,000	768,186
5.05% 11/15/44	2,050,000	2,266,422
5.625% 5/1/21	1,520,000	1,551,542
NuStar Logistics 5.625% 4/28/27	2,585,000	2,710,243
ONEOK
4.95% 7/13/47	2,325,000	2,484,793
7.50% 9/1/23	4,985,000	5,903,133

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Petrobras Global Finance 7.25% 3/17/44	2,560,000	$ 2,729,600
Petroleos Mexicanos
144A 6.75% 9/21/47 #	2,180,000	2,289,000
6.75% 9/21/47	945,000	992,250
QEP Resources 5.625% 3/1/26	2,740,000	2,811,459
Sabine Pass Liquefaction
5.625% 3/1/25	4,610,000	5,046,720
5.75% 5/15/24	4,945,000	5,427,847
5.875% 6/30/26	2,805,000	3,138,529
Sunoco 144A 5.50% 2/15/26 #	1,285,000	1,315,133
Transcanada Trust 5.875% 8/15/76 µ	2,245,000	2,450,417
Woodside Finance
144A 3.65% 3/5/25 #	2,055,000	2,046,868
144A 8.75% 3/1/19 #	7,800,000	8,295,206
		118,003,873
Finance Companies – 3.61%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	6,045,000	6,619,275
AerCap Ireland Capital 3.65% 7/21/27	9,910,000	9,568,857
Air Lease
3.00% 9/15/23	4,000,000	3,926,412
3.625% 4/1/27	5,890,000	5,773,692
Aviation Capital Group 144A 3.50% 11/1/27 #	5,685,000	5,436,106
Depository Trust & Clearing 144A 4.875%#µy	6,000,000	6,195,000
GE Capital International Funding Co. Unlimited 4.418% 11/15/35	1,070,000	1,106,514
International Lease Finance 8.625% 1/15/22	2,500,000	2,973,844
		41,599,700
Insurance – 2.71%
AXIS Specialty Finance 4.00% 12/6/27	4,335,000	4,292,943
Cigna 3.05% 10/15/27	5,005,000	4,780,288
MetLife
5.25%µy	4,200,000	4,326,420
144A 9.25% 4/8/38 #	2,160,000	3,177,900
Nuveen Finance 144A 4.125% 11/1/24 #	6,450,000	6,702,632
Prudential Financial 5.375% 5/15/45 µ	3,370,000	3,639,600
Voya Financial 144A 4.70% 1/23/48 #µ	2,470,000	2,439,088
XLIT 4.179% (LIBOR03M + 2.458%)y●	2,042,000	1,922,033
		31,280,904
Natural Gas – 0.43%
Sempra Energy
3.80% 2/1/38	2,785,000	2,752,461

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas (continued)
Sempra Energy 4.00% 2/1/48	2,230,000	$ 2,205,301
		4,957,762
Real Estate Investment Trusts – 3.34%
Alexandria Real Estate Equities 3.45% 4/30/25	1,670,000	1,640,673
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,094,358
Education Realty Operating Partnership 4.60% 12/1/24	4,170,000	4,280,329
ESH Hospitality 144A 5.25% 5/1/25 #	3,070,000	3,100,700
Goodman US Finance Three 144A 3.70% 3/15/28 #	1,375,000	1,340,107
Host Hotels & Resorts 3.75% 10/15/23	5,945,000	5,985,770
Hudson Pacific Properties 3.95% 11/1/27	2,040,000	1,991,003
Kilroy Realty 3.45% 12/15/24	2,965,000	2,920,029
Life Storage 3.875% 12/15/27	840,000	825,072
LifeStorage 3.50% 7/1/26	2,745,000	2,620,154
Regency Centers 3.60% 2/1/27	3,355,000	3,282,863
Trust F/1401 144A 5.25% 1/30/26 #	1,155,000	1,219,333
WP Carey 4.60% 4/1/24	3,120,000	3,217,890
		38,518,281
Technology – 4.60%
Apple 2.75% 1/13/25	6,180,000	6,021,178
Broadcom 144A 3.50% 1/15/28 #	4,160,000	3,907,427
CDK Global
144A 4.875% 6/1/27 #	2,165,000	2,173,877
5.00% 10/15/24	3,160,000	3,262,700
Corning 4.375% 11/15/57	2,270,000	2,270,934
Dell International
144A 6.02% 6/15/26 #	4,100,000	4,495,554
144A 8.10% 7/15/36 #	2,180,000	2,768,505
MSCI 144A 4.75% 8/1/26 #	2,830,000	2,893,675
NXP
144A 4.125% 6/1/21 #	1,200,000	1,227,750
144A 4.625% 6/1/23 #	2,765,000	2,890,255
Oracle
3.80% 11/15/37	6,535,000	6,715,398
4.00% 11/15/47	5,180,000	5,343,436
Tencent Holdings 144A 3.925% 1/19/38 #	6,350,000	6,302,123
Vantiv 144A 4.375% 11/15/25 #	2,815,000	2,800,925
		53,073,737
Transportation – 3.36%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #♦	2,357,506	2,364,107

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ♦	2,868,809	$ 2,875,981
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ♦	1,314,505	1,328,793
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ♦	598,644	603,014
DAE Funding
144A 4.50% 8/1/22 #	540,000	538,650
144A 5.00% 8/1/24 #	540,000	537,300
FedEx 4.05% 2/15/48	5,960,000	5,954,050
Penske Truck Leasing
144A 2.70% 3/14/23 #	5,400,000	5,260,278
144A 3.40% 11/15/26 #	2,905,000	2,819,721
144A 4.20% 4/1/27 #	2,555,000	2,621,658
TTX 144A 4.20% 7/1/46 #	5,365,000	5,404,433
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦	1,342,071	1,381,192
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦	3,439,381	3,510,611
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ♦	267,744	262,911
United Parcel Service 3.05% 11/15/27	3,280,000	3,226,566
		38,689,265
Total Corporate Bonds (cost $1,057,193,029)		1,068,276,382

Municipal Bonds – 0.90%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	2,195,000	2,132,377
Commonwealth of Massachusetts Series C 5.00% 10/1/25	330,000	393,802
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	5,365,000	7,855,540
Total Municipal Bonds (cost $7,890,430)		10,381,719

	Number of shares
Convertible Preferred Stock – 0.45%
Bank of America 7.25% exercise price $50.00 y	2,143	2,704,466
El Paso Energy Capital Trust I 4.75% exercise price $50.00, maturity date 3/31/28	52,027	2,532,310
Total Convertible Preferred Stock (cost $5,429,856)		5,236,776

Schedules of investments

Delaware Corporate Bond Fund

	Number of shares	Value (US $)
Preferred Stock – 1.29%
Bank of America 6.50% µy	2,610,000	$2,923,200
General Electric 5.00% µy	9,227,000	9,330,804
GMAC Capital Trust I 7.201% 2/15/40 (LIBOR03M + 5.785%)●	50,000	1,301,000
Morgan Stanley 5.55% µy	895,000	926,325
USB Realty 144A 2.867% (LIBOR03M + 1.147%)#y●	400,000	361,500
Total Preferred Stock (cost $14,081,107)		14,842,829

	Principal amount°
Short-Term Investments – 4.69%
Repurchase Agreements – 4.25%
Bank of America Merrill Lynch 1.28%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $9,271,036 (collateralized by US government obligations 1.181% 10/31/19; market value $9,456,129)	9,270,707	9,270,707
Bank of Montreal 1.17%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $18,542,016 (collateralized by US government obligations 1.25%-4.25% 4/30/19–11/15/45; market value $18,912,245)	18,541,413	18,541,413
BNP Paribas 1.30%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $21,140,941 (collateralized by US government obligations 0.00%–2.50% 5/15/18–11/15/45; market value $21,563,003)	21,140,177	21,140,177
		48,952,297
US Treasury Obligation – 0.44%≠
US Treasury Bill 1.12% 2/1/18	5,098,888	5,098,888
		5,098,888
Total Short-Term Investments (cost $54,051,185)		54,051,185

Total Value of Securities – 100.19% (cost $1,141,093,363)		$1,155,193,515

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2018, the aggregate value of Rule 144A securities was $263,246,387, which represents 22.83% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2018. Rate will reset at a future date.

y	No contractual maturity date.

●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Jan. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

USD – US Dollar

See accompanying notes. which are an integral part of the financial statements.

Schedules of investments

Delaware Extended Duration Bond Fund	January 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.21%
Blackstone Mortgage Trust 4.375% exercise price $35.67, maturity date 5/5/22	1,545,000	$ 1,528,866
Total Convertible Bond (cost $1,556,850)		1,528,866

Corporate Bonds – 90.89%
Banking – 11.88%
Ally Financial 8.00% 11/1/31	595,000	761,600
Bank of America 3.946% 1/23/49 µ	7,810,000	7,928,264
Bank of New York Mellon 4.625%µy	3,275,000	3,291,375
Barclays 4.95% 1/10/47	3,785,000	4,172,294
Credit Suisse Group
144A 4.282% 1/9/28 #	2,225,000	2,289,077
144A 6.25%#µy	1,147,000	1,239,933
Credit Suisse Group Funding Guernsey 4.875% 5/15/45	4,560,000	5,108,265
Fifth Third Bank 3.85% 3/15/26	5,000,000	5,052,605
Goldman Sachs Group 5.15% 5/22/45	3,780,000	4,321,401
JPMorgan Chase & Co.
3.897% 1/23/49 µ	9,585,000	9,635,931
3.964% 11/15/48 µ	1,300,000	1,313,798
6.75%µy	1,500,000	1,678,125
KeyBank 6.95% 2/1/28	2,467,000	3,051,412
Lloyds Banking Group 4.344% 1/9/48	8,745,000	8,748,078
Morgan Stanley
3.95% 4/23/27	1,450,000	1,462,882
4.375% 1/22/47	8,700,000	9,346,092
PNC Financial Services Group 5.00%µy	2,705,000	2,842,955
UBS 7.625% 8/17/22	4,020,000	4,695,360
US Bancorp 5.125%µy	2,805,000	2,913,694
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	810,000	735,075
Wells Fargo Capital X 5.95% 12/15/36	3,245,000	3,700,923
Westpac Banking 5.00%µy	875,000	867,014
		85,156,153
Basic Industry – 4.61%
Barrick North America Finance 5.75% 5/1/43	5,685,000	7,037,328
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,248,000	1,343,784
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	1,425,000	1,442,456
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,123,134
Goldcorp 5.45% 6/9/44	3,175,000	3,657,527
International Paper 4.40% 8/15/47	3,456,000	3,592,796
Mosaic 5.625% 11/15/43	2,230,000	2,429,618
RPM International 4.25% 1/15/48	3,115,000	3,020,759
Westlake Chemical 4.375% 11/15/47	6,235,000	6,396,239
		33,043,641

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage – 1.74%
Charles Schwab 5.00%µy	930,000	$ 920,123
Jefferies Group
6.45% 6/8/27	2,640,000	3,045,439
6.50% 1/20/43	1,985,000	2,321,283
Lazard Group 3.75% 2/13/25	655,000	656,360
Legg Mason 5.625% 1/15/44	5,000,000	5,556,745
		12,499,950
Capital Goods – 6.55%
3M 3.625% 10/15/47	9,125,000	9,116,800
Airbus 144A 3.95% 4/10/47 #	8,310,000	8,613,163
Martin Marietta Materials 4.25% 12/15/47	4,555,000	4,421,897
Northrop Grumman 4.03% 10/15/47	6,910,000	7,054,482
Rockwell Collins 4.35% 4/15/47	5,100,000	5,412,153
United Technologies
3.75% 11/1/46	2,865,000	2,799,480
4.05% 5/4/47	3,015,000	3,092,536
Valmont Industries 5.00% 10/1/44	6,255,000	6,474,582
		46,985,093
Communications – 6.53%
AT&T
4.90% 8/14/37	3,140,000	3,192,069
5.25% 3/1/37	2,560,000	2,716,968
5.30% 8/14/58	1,585,000	1,607,887
Comcast 3.999% 11/1/49	7,160,000	7,145,896
Crown Castle International 4.75% 5/15/47	1,895,000	1,941,395
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,958,856
Discovery Communications 5.20% 9/20/47	8,230,000	8,457,439
Grupo Televisa 5.00% 5/13/45	1,395,000	1,376,778
Myriad International Holdings 144A 4.85% 7/6/27 #	975,000	1,018,875
Time Warner Cable 7.30% 7/1/38	5,265,000	6,618,868
UPC Holding 144A 5.50% 1/15/28 #	1,715,000	1,649,624
Verizon Communications
4.40% 11/1/34	1,750,000	1,776,811
4.50% 8/10/33	6,015,000	6,194,616
5.50% 3/16/47	1,025,000	1,170,794
		46,826,876
Consumer Cyclical – 3.92%
Alibaba Group Holding
4.00% 12/6/37	1,030,000	1,031,641
4.20% 12/6/47	3,010,000	3,027,288
Ford Motor 5.291% 12/8/46	1,785,000	1,876,880

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors
5.15% 4/1/38	2,450,000	$ 2,574,133
6.75% 4/1/46	2,805,000	3,509,470
Lowe’s 4.05% 5/3/47	6,965,000	7,239,637
Marriott International 4.50% 10/1/34	4,610,000	4,821,032
Staples 144A 8.50% 9/15/25 #	984,000	953,250
Visa 3.65% 9/15/47	3,070,000	3,068,910
		28,102,241
Consumer Non-Cyclical – 13.26%
Abbott Laboratories 4.90% 11/30/46	6,440,000	7,375,282
AbbVie 4.45% 5/14/46	4,790,000	5,116,310
Altria Group 3.875% 9/16/46	6,540,000	6,350,977
Anheuser-Busch InBev Finance 4.90% 2/1/46	10,910,000	12,325,648
Archer-Daniels-Midland 3.75% 9/15/47	3,400,000	3,308,290
BAT Capital 144A 4.54% 8/15/47 #	7,985,000	8,263,379
Baxalta 5.25% 6/23/45	6,675,000	7,708,374
Biogen 5.20% 9/15/45	6,845,000	8,005,928
Celgene
4.625% 5/15/44	2,000,000	2,112,317
5.25% 8/15/43	4,315,000	4,873,174
Eli Lilly & Co. 3.95% 5/15/47	5,375,000	5,620,146
Kraft Heinz Foods 4.375% 6/1/46	3,538,000	3,445,233
Molson Coors Brewing 4.20% 7/15/46	4,965,000	4,983,617
Pernod Ricard 144A 5.50% 1/15/42 #	5,605,000	6,698,006
Tyson Foods 4.55% 6/2/47	8,270,000	8,893,664
		95,080,345
Electric – 15.34%
AEP Texas 3.80% 10/1/47	3,800,000	3,832,183
Alabama Power 3.70% 12/1/47	4,110,000	4,091,585
Ameren Illinois 3.70% 12/1/47	5,110,000	5,118,518
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,868,118
Appalachian Power 4.40% 5/15/44	5,595,000	6,059,870
Baltimore Gas & Electric 3.75% 8/15/47	2,245,000	2,239,996
Berkshire Hathaway Energy 144A 3.80% 7/15/48 #	5,185,000	5,178,555
Black Hills 4.20% 9/15/46	4,745,000	4,840,682
ComEd Financing III 6.35% 3/15/33	4,210,000	4,599,425
DTE Electric 3.75% 8/15/47	3,675,000	3,723,664
Duke Energy 3.95% 8/15/47	3,240,000	3,227,775
Duke Energy Ohio 3.70% 6/15/46	1,000,000	1,000,092
Emera 6.75% 6/15/76 µ	3,445,000	3,910,075
Emera US Finance 4.75% 6/15/46	3,760,000	3,969,930
Enel Finance International 144 A 4.75% 5/25/47 #	6,705,000	7,166,548

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Entergy Arkansas 4.95% 12/15/44	2,765,000	$ 2,840,048
Entergy Louisiana 4.95% 1/15/45	125,000	128,442
Florida Power & Light 3.70% 12/1/47	3,110,000	3,139,672
Indianapolis Power & Light 144A 4.05% 5/1/46 #	2,760,000	2,810,866
Kansas City Power & Light 4.20% 6/15/47	7,635,000	7,865,913
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	935,000	997,619
New England Power 144A 3.80% 12/5/47 #	3,115,000	3,126,889
Oklahoma Gas & Electric 3.85% 8/15/47	4,500,000	4,634,601
PPL Capital Funding 4.00% 9/15/47	3,630,000	3,623,075
Public Service Electric & Gas 3.60% 12/1/47	2,235,000	2,208,827
South Carolina Electric & Gas 4.10% 6/15/46	3,160,000	3,216,712
Southwestern Public Service 3.70% 8/15/47	3,165,000	3,141,991
Tampa Electric 4.20% 5/15/45	2,175,000	2,216,523
Virginia Electric & Power 3.80% 9/15/47	5,115,000	5,179,020
		109,957,214
Energy – 10.81%
Anadarko Petroleum 6.60% 3/15/46	3,185,000	4,134,779
BP Capital Markets 3.723% 11/28/28	1,985,000	2,037,666
Enbridge 6.00% 1/15/77 µ	3,380,000	3,565,900
Energy Transfer 6.125% 12/15/45	5,035,000	5,624,120
Eni 144A 5.70% 10/1/40 #	3,450,000	3,799,944
EnLink Midstream Partners
5.45% 6/1/47	3,170,000	3,407,988
5.60% 4/1/44	1,185,000	1,253,084
6.00%µy	1,030,000	1,023,781
Kinder Morgan 5.05% 2/15/46	8,235,000	8,711,367
Marathon Oil 5.20% 6/1/45	3,730,000	4,179,654
MPLX LP 5.20% 3/1/47	1,065,000	1,178,155
Newfield Exploration 5.625% 7/1/24	1,275,000	1,370,625
Noble Energy
4.95% 8/15/47	1,325,000	1,443,754
5.05% 11/15/44	5,200,000	5,748,972
ONEOK 4.95% 7/13/47	2,615,000	2,794,725
Petrobras Global Finance 7.25% 3/17/44	1,595,000	1,700,669
Petroleos Mexicanos 6.75% 9/21/47	1,595,000	1,674,750
QEP Resources 5.625% 3/1/26	1,740,000	1,785,379
Sabine Pass Liquefaction
5.625% 3/1/25	4,980,000	5,451,771
5.875% 6/30/26	1,745,000	1,952,490
Shell International Finance 4.00% 5/10/46	3,370,000	3,502,704
Suncor Energy 4.00% 11/15/47	6,375,000	6,463,872

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transcanada Trust 5.875% 8/15/76 µ	1,400,000	$ 1,528,100
Woodside Finance 144A 3.70% 3/15/28 #	3,245,000	3,176,315
		77,510,564
Finance Companies – 1.25%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	3,020,000	3,306,900
Depository Trust & Clearing 144A 4.875%#µy	3,000,000	3,097,500
GE Capital International Funding Co. Unlimited 4.418% 11/15/35	2,465,000	2,549,118
		8,953,518
Insurance – 6.15%
Alleghany 4.90% 9/15/44	3,525,000	3,705,742
Allstate 4.20% 12/15/46	2,830,000	3,004,142
Berkshire Hathaway Finance 4.30% 5/15/43	1,800,000	1,964,164
Brighthouse Financial 144A 4.70% 6/22/47 #	6,335,000	6,275,345
Cigna 3.875% 10/15/47	3,660,000	3,518,616
MetLife 4.60% 5/13/46	6,475,000	7,034,611
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,508,060
Pacific Life Insurance 144A 4.30% 10/24/67 #µ	6,270,000	6,141,779
Progressive 4.125% 4/15/47	3,990,000	4,205,448
Voya Financial 144A 4.70% 1/23/48 #µ	1,550,000	1,530,602
XLIT
4.179% (LIBOR03M + 2.458%)y●	1,260,000	1,185,975
5.50% 3/31/45	1,895,000	1,996,796
		44,071,280
Natural Gas – 1.67%
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	6,080,889
Sempra Energy
3.80% 2/1/38	1,760,000	1,739,436
4.00% 2/1/48	1,410,000	1,394,383
Southwest Gas 3.80% 9/29/46	2,850,000	2,776,526
		11,991,234
Technology – 3.55%
Apple 3.75% 11/13/47	8,315,000	8,315,159
Corning 4.375% 11/15/57	1,435,000	1,435,590
Dell International
144A 6.02% 6/15/26 #	1,935,000	2,121,682
144A 8.10% 7/15/36 #	1,880,000	2,387,518
Oracle
3.80% 11/15/37	3,545,000	3,642,859
4.00% 11/15/47	5,580,000	5,756,056
Tencent Holdings 144A 3.925% 1/19/38 #	1,785,000	1,771,542
		25,430,406

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation – 2.78%
FedEx 4.05% 2/15/48	3,585,000	$ 3,581,421
Penske Truck Leasing 144A 3.40% 11/15/26 #	6,440,000	6,250,947
TTX 144A 4.20% 7/1/46 #	3,070,000	3,092,565
United Parcel Service 3.75% 11/15/47	6,920,000	6,999,819
		19,924,752
Utilities – 0.85%
American Water Capital 3.75% 9/1/47	6,085,000	6,126,284
		6,126,284

Total Corporate Bonds (cost $631,024,410)		651,659,551

Municipal Bonds – 2.66%
Chicago, Illinois O’Hare International Airport Revenue (Taxable Build America Bond) Series B 6.395% 1/1/40	3,800,000	5,153,750
Commonwealth of Massachusetts Series C 5.00% 10/1/25	200,000	238,668
Long Island, New York Power Authority Electric System Revenue (Taxable Build America Bond) Series B 5.85% 5/1/41	3,600,000	4,243,284
Los Angeles, California Department of Water & Power Revenue (Taxable Build America Bond) Series D 6.574% 7/1/45	2,225,000	3,257,889
Metropolitan Transportation Authority, New York Revenue (Taxable Build America Bond) Series A2 6.089% 11/15/40	3,205,000	4,175,089
Oregon Department of Transportation Highway User Tax Revenue (Taxable Build America Bond-Subordinate Lien) Series A 5.834% 11/15/34	1,605,000	2,010,888
Total Municipal Bonds (cost $14,706,631)		19,079,568

US Treasury Obligation – 0.50%
US Treasury Note 2.25% 11/15/27	3,750,000	3,599,780
Total US Treasury Obligation (cost $3,625,688)		3,599,780

Schedules of investments

Delaware Extended Duration Bond Fund

	Number of shares	Value (US $)
Convertible Preferred Stock – 0.47%
Bank of America 7.25% exercise price $50.00 y	1,360	$ 1,716,320
El Paso Energy Capital Trust I 4.75% exercise price $50.00, maturity date 3/31/28	34,000	1,654,882
Total Convertible Preferred Stock (cost $3,482,960)		3,371,202

Preferred Stock – 1.29%
Bank of America 6.50% µy	1,500,000	1,680,000
General Electric 5.00% µy	4,814,000	4,868,157
Morgan Stanley 5.55% µy	2,280,000	2,359,800
USB Realty 144A 2.867% (LIBOR03M + 1.147%)#y●	400,000	361,500
Total Preferred Stock (cost $9,057,965)		9,269,457

	Principal amount°
Short-Term Investments – 2.75%
Discount Notes – 0.44%≠
Federal Home Loan Bank
1.28% 2/5/18	1,535,857	1,535,637
1.30% 2/8/18	1,634,234	1,633,824
		3,169,461
Repurchase Agreements – 1.51%
Bank of America Merrill Lynch 1.28%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $2,040,448 (collateralized by US government obligations 1.181% 10/31/19; market value $2,081,184)	2,040,375	2,040,375
Bank of Montreal 1.17%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $4,080,883 (collateralized by US government obligations 1.25%-4.25% 4/30/19–11/15/45; market value $4,162,366)	4,080,750	4,080,750
BNP Paribas 1.30%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $4,652,876 (collateralized by US government obligations 0.00%–2.50% 5/15/18–11/15/45; market value $4,745,767)	4,652,708	4,652,708
		10,773,833
US Treasury Obligation – 0.80%≠
US Treasury Bill 1.176% 2/1/18	5,754,205	5,754,205
Total Short-Term Investments (cost $19,697,497)		19,697,499

Total Value of Securities – 98.77% (cost $683,152,001)		$ 708,205,923

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2018, the aggregate value of Rule 144A securities was $104,484,722, which represents 14.57% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2018. Rate will reset at a future date.

y	No contractual maturity date.

●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Jan. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

January 31, 2018 (Unaudited)

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund

Assets:
Investments, at value[1]	$1,101,142,330	$688,508,424
Short-term investments, at value[2]	54,051,185	19,697,499
Cash	3,242,083	5,173
Dividends and interest receivable	11,683,106	7,385,993
Receivable for fund shares sold	3,242,041	4,813,633
Receivable for securities sold	2,716,222	1,444,277
Other assets[3]	438,287	166,247

Total assets	1,176,515,254	722,021,246

Liabilities:
Payable for securities purchased	16,908,280	1,585,218
Payable for fund shares redeemed	3,201,060	1,642,698
Contingent liabilities[3]	1,460,956	554,156
Distribution payable	964,067	633,126
Investment management fees payable to affiliates	463,509	232,609
Other accrued expenses	349,135	240,116
Distribution fees payable to affiliates	160,100	70,040
Audit and tax fees payable	24,056	24,056
Dividend disbursing and transfer agent fees and expenses payable to affiliates	18,570	11,690
Accounting and administration expenses payable to affiliates	3,944	2,608
Trustees’ fees and expenses payable	3,218	2,066
Legal fees payable to affiliates	1,428	1,637
Reports and statements to shareholders expenses payable to affiliates	1,016	473

Total liabilities	23,559,339	5,000,493

Total Net Assets	$1,152,955,915	$717,020,753

Net Assets Consist of:
Paid-in capital	$1,178,097,768	$687,722,113
Distributions in excess of net investment income	(1,988,101)	(848,014)
Accumulated net realized gain (loss)	(37,253,904)	5,092,732
Net unrealized appreciation of investments	14,100,152	25,053,922

Total Net Assets	$1,152,955,915	$717,020,753

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund

Net Asset Value
Class A:
Net assets	$231,758,433	$188,397,755
Shares of beneficial interest outstanding, unlimited authorization, no par	39,753,894	28,216,602
Net asset value per share	$5.83	$6.68
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$6.10	$6.99

Class C:
Net assets	$115,013,372	$25,383,148
Shares of beneficial interest outstanding, unlimited authorization, no par	19,726,627	3,803,317
Net asset value per share	$5.83	$6.67

Class R:
Net assets	$25,649,041	$17,003,278
Shares of beneficial interest outstanding, unlimited authorization, no par	4,395,962	2,542,907
Net asset value per share	$5.83	$6.69

Institutional Class:
Net assets	$780,535,069	$460,913,537
Shares of beneficial interest outstanding, unlimited authorization, no par	133,884,868	69,144,719
Net asset value per share	$5.83	$6.67

Class R6:
Net assets	$—	$25,323,035
Shares of beneficial interest outstanding, unlimited authorization, no par	—	3,795,862
Net asset value per share	$—	$6.67
[1] Investments, at cost	$1,087,042,178	$663,454,504
[2] Short-term investments, at cost	54,051,185	19,697,497
[3] See Note 10 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended January 31, 2018 (Unaudited)

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund

Investment Income:
Interest	$22,197,466	$14,667,779
Dividends	169,596	60,063

	22,367,062	14,727,842

Expenses:
Management fees	2,703,026	1,869,829
Distribution expenses — Class A	304,314	246,850
Distribution expenses — Class C	622,465	135,526
Distribution expenses — Class R	67,738	46,233
Dividend disbursing and transfer agent fees and expenses	661,199	384,615
Accounting and administration expenses	115,957	77,735
Legal fees	63,054	45,209
Registration fees	53,040	65,291
Reports and statements to shareholders expenses	31,858	20,079
Trustees’ fees and expenses	25,703	15,906
Audit and tax fees	24,698	24,511
Custodian fees	14,858	10,116
Other	25,533	20,142

	4,713,443	2,962,042
Less expenses waived	—	(242,110)
Less expenses paid indirectly	(2,909)	(1,538)

Total operating expenses	4,710,534	2,718,394

Net Investment Income	17,656,528	12,009,448

Net Realized and Unrealized Gain (Loss) on:
Net realized gain on investments	8,781,856	12,218,581
Net change in unrealized appreciation (depreciation) of investments	(19,970,584)	(5,999,141)

Net Realized and Unrealized Gain (Loss)	(11,188,728)	6,219,440

Net Increase in Net Assets Resulting from Operations	$6,467,800	$18,228,888

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Corporate Bond Fund

	Six months ended 1/31/18 (Unaudited)	Year ended 7/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$17,656,528	$34,499,208
Net realized gain	8,781,856	6,344,093
Net change in unrealized appreciation (depreciation)	(19,970,584)	(12,759,975)

Net increase in net assets resulting from operations	6,467,800	28,083,326

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,161,543)	(10,158,299)
Class C	(1,660,928)	(4,215,326)
Class R	(429,467)	(837,999)
Institutional Class	(13,255,973)	(22,364,628)

	(19,507,911)	(37,576,252)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,344,143	48,124,502
Class C	3,157,935	10,666,333
Class R	6,970,028	6,075,370
Institutional Class	225,129,994	385,354,541

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,899,799	9,231,037
Class C	1,480,502	3,640,108
Class R	426,758	837,999
Institutional Class	8,140,928	15,641,975

	266,550,087	479,571,865

	Six months ended 1/31/18 (Unaudited)	Year ended 7/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(34,885,335)	$(156,641,819)
Class C	(19,781,121)	(53,930,592)
Class R	(5,636,452)	(11,600,664)
Institutional Class	(131,307,489)	(295,181,692)

	(191,610,397)	(517,354,767)

Increase (decrease) in net assets derived from capital share transactions	74,939,690	(37,782,902)

Net Increase (Decrease) in Net Assets	61,899,579	(47,275,828)
Net Assets:
Beginning of period	1,091,056,336	1,138,332,164

End of period	$1,152,955,915	$1,091,056,336

Distributions in excess of net investment income	$(1,988,101)	$(136,718)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Extended Duration Bond Fund

	Six months ended 1/31/18 (Unaudited)	Year ended 7/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,009,448	$23,008,721
Net realized gain	12,218,581	1,746,529
Net change in unrealized appreciation (depreciation)	(5,999,141)	(18,947,483)

Net increase in net assets resulting from operations	18,228,888	5,807,767

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,342,983)	(7,659,320)
Class C	(356,926)	(839,177)
Class R	(289,685)	(698,302)
Institutional Class	(7,820,800)	(13,975,153)
Class R6	(451,869)	(506,083)

	(12,262,263)	(23,678,035)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,755,663	55,230,518
Class C	1,515,669	5,369,433
Class R	1,518,990	6,719,692
Institutional Class	99,607,945	176,836,364
Class R6	1,708,080	15,013,019

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,298,881	7,438,369
Class C	339,100	770,483
Class R	290,761	698,302
Institutional Class	7,293,995	13,186,863
Class R6	449,576	491,813

	129,778,660	281,754,856

	Six months ended 1/31/18 (Unaudited)	Year ended 7/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(27,172,322)	$(99,257,045)
Class C	(5,001,860)	(10,611,548)
Class R	(4,286,177)	(13,234,769)
Institutional Class	(43,253,492)	(159,780,608)
Class R6	(266,274)	(1,307,180)

	(79,980,125)	(284,191,150)

Increase (decrease) in net assets derived from capital share transactions	49,798,535	(2,436,294)

Net Increase (Decrease) in Net Assets	55,765,160	(20,306,562)
Net Assets:
Beginning of period	661,255,593	681,562,155

End of period	$717,020,753	$661,255,593

Distributions in excess of net investment income	$(848,014)	$(595,199)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, net realized gain distributions of $72,919 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$5.90	$5.94	$5.81	$6.08	$5.95	$6.26

0.09	0.19	0.19	0.21	0.23	0.23
(0.06)	(0.03)	0.14	(0.19)	0.25	(0.10)

0.03	0.16	0.33	0.02	0.48	0.13

(0.10)	(0.20)	(0.20)	(0.23)	(0.25)	(0.25)
—	—	— [3]	(0.06)	(0.10)	(0.19)

(0.10)	(0.20)	(0.20)	(0.29)	(0.35)	(0.44)

$5.83	$5.90	$5.94	$5.81	$6.08	$5.95

0.53%	2.84%	5.91%	0.28%	8.33%	2.02%

$231,759	$248,143	$352,477	$442,509	$511,351	$645,585
0.92%	0.94%	0.94%	0.95%	0.94%	0.93%

0.92%	0.94%	0.96%	0.96%	0.96%	0.98%
3.09%	3.19%	3.28%	3.43%	3.81%	3.70%

3.09%	3.19%	3.26%	3.42%	3.79%	3.65%
76%	168%	217%	215%	215%	230%

Financial highlights

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, net realized gain distributions of $32,194 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$5.90	$5.94	$5.81	$6.08	$5.96	$6.26

0.07	0.14	0.15	0.16	0.18	0.18
(0.06)	(0.02)	0.14	(0.19)	0.25	(0.08)

0.01	0.12	0.29	(0.03)	0.43	0.10

(0.08)	(0.16)	(0.16)	(0.18)	(0.21)	(0.21)
—	—	— [3]	(0.06)	(0.10)	(0.19)

(0.08)	(0.16)	(0.16)	(0.24)	(0.31)	(0.40)

$5.83	$5.90	$5.94	$5.81	$6.08	$5.96

0.15%	2.07%	5.12%	(0.48% )	7.35%	1.43%

$115,013	$131,520	$173,057	$193,746	$209,893	$273,594
1.67%	1.69%	1.69%	1.70%	1.69%	1.68%

1.67%	1.69%	1.71%	1.71%	1.70%	1.68%
2.34%	2.44%	2.53%	2.68%	3.06%	2.95%

2.34%	2.44%	2.51%	2.67%	3.05%	2.95%
76%	168%	217%	215%	215%	230%

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, net realized gain distributions of $4,867 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$5.90	$5.94	$5.82	$6.09	$5.96	$6.27

0.08	0.17	0.17	0.19	0.21	0.21
(0.06)	(0.02)	0.14	(0.19)	0.26	(0.09)

0.02	0.15	0.31	—	0.47	0.12

(0.09)	(0.19)	(0.19)	(0.21)	(0.24)	(0.24)
—	—	— [3]	(0.06)	(0.10)	(0.19)

(0.09)	(0.19)	(0.19)	(0.27)	(0.34)	(0.43)

$5.83	$5.90	$5.94	$5.82	$6.09	$5.96

0.41%	2.58%	5.47%	0.03%	8.06%	1.77%

$25,649	$24,207	$29,149	$28,245	$35,142	$37,293
1.17%	1.19%	1.19%	1.20%	1.19%	1.18%

1.17%	1.19%	1.21%	1.21%	1.22%	1.28%
2.84%	2.94%	3.03%	3.18%	3.56%	3.45%

2.84%	2.94%	3.01%	3.17%	3.53%	3.35%
76%	168%	217%	215%	215%	230%

Financial highlights

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, net realized gain distributions of $110,366 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/18[1]			Year ended

(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$5.90	$5.94	$5.81	$6.08	$5.95	$ 6.26

0.10	0.20	0.20	0.22	0.24	0.25
(0.06)	(0.02)	0.15	(0.19)	0.26	(0.10)

0.04	0.18	0.35	0.03	0.50	0.15

(0.11)	(0.22)	(0.22)	(0.24)	(0.27)	(0.27)
—	—	— [3]	(0.06)	(0.10)	(0.19)

(0.11)	(0.22)	(0.22)	(0.30)	(0.37)	(0.46)

$5.83	$5.90	$5.94	$5.81	$6.08	$ 5.95

0.66%	3.09%	6.18%	0.52%	8.60%	2.28%

$780,535	$687,186	$583,649	$824,165	$468,205	$518,576
0.67%	0.69%	0.69%	0.70%	0.69%	0.68%

0.67%	0.69%	0.71%	0.71%	0.70%	0.68%
3.34%	3.44%	3.53%	3.68%	4.06%	3.95%

3.34%	3.44%	3.51%	3.67%	4.05%	3.95%
76%	168%	217%	215%	215%	230%

Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, return of capital distributions of $99,043 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.003) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$6.62	$6.79	$6.29	$6.81	$6.28	$7.15

0.11	0.22	0.23	0.26	0.28	0.28
0.06	(0.16)	0.51	(0.21)	0.54	(0.42)

0.17	0.06	0.74	0.05	0.82	(0.14)

(0.11)	(0.23)	(0.23)	(0.27)	(0.29)	(0.29)
—	—	(0.01)	(0.30)	—	(0.44)
—	—	— [3]	—	—	—

(0.11)	(0.23)	(0.24)	(0.57)	(0.29)	(0.73)

$6.68	$6.62	$6.79	$6.29	$6.81	$6.28

2.64%	0.97%	12.14%	0.53%	13.42%	(2.45% )

$188,398	$196,754	$241,190	$244,514	$277,041	$370,553
0.91%	0.96%	0.96%	0.98%	0.96%	0.95%

0.98%	1.00%	1.00%	1.02%	1.01%	1.04%
3.31%	3.40%	3.60%	3.89%	4.35%	4.13%

3.24%	3.36%	3.56%	3.85%	4.30%	4.04%
80%	187%	219%	185%	216%	217%

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period.

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, return of capital distributions of $13,876 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.003) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$6.61	$6.78	$6.29	$6.81	$6.28	$7.15

0.09	0.17	0.18	0.21	0.23	0.23
0.06	(0.16)	0.50	(0.21)	0.54	(0.42)

0.15	0.01	0.68	—	0.77	(0.19)

(0.09)	(0.18)	(0.18)	(0.22)	(0.24)	(0.24)
—	—	(0.01)	(0.30)	—	(0.44)
—	—	— [3]	—	—	—

(0.09)	(0.18)	(0.19)	(0.52)	(0.24)	(0.68)

$6.67	$6.61	$6.78	$6.29	$6.81	$6.28

2.26%	0.21%	11.14%	(0.22% )	12.59%	(3.17% )

$25,383	$28,265	$33,777	$33,323	$30,091	$47,326
1.66%	1.71%	1.71%	1.73%	1.71%	1.70%

1.73%	1.75%	1.75%	1.77%	1.75%	1.74%
2.56%	2.65%	2.85%	3.14%	3.60%	3.38%

2.49%	2.61%	2.81%	3.10%	3.56%	3.34%
80%	187%	219%	185%	216%	217%

Financial highlights

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period.

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, return of capital distributions of $10,648 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.003) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$6.63	$6.80	$6.30	$6.82	$6.29	$7.16

0.10	0.20	0.21	0.24	0.27	0.26
0.07	(0.16)	0.51	(0.21)	0.53	(0.42)

0.17	0.04	0.72	0.03	0.80	(0.16)

(0.11)	(0.21)	(0.21)	(0.25)	(0.27)	(0.27)
—	—	(0.01)	(0.30)	—	(0.44)
—	—	— [3]	—	—	—

(0.11)	(0.21)	(0.22)	(0.55)	(0.27)	(0.71)

$6.69	$6.63	$6.80	$6.30	$6.82	$6.29

2.52%	0.71%	11.84%	0.29%	13.13%	(2.68% )

$17,003	$19,294	$25,965	$26,449	$34,545	$29,423
1.16%	1.21%	1.21%	1.23%	1.21%	1.20%

1.23%	1.25%	1.25%	1.27%	1.27%	1.34%
3.06%	3.15%	3.35%	3.64%	4.10%	3.88%

2.99%	3.11%	3.31%	3.60%	4.04%	3.74%
80%	187%	219%	185%	216%	217%

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period.

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, return of capital distributions of $153,033 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.003) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$6.61	$6.78	$6.28	$6.80	$6.27	$7.14

0.12	0.24	0.24	0.27	0.30	0.30
0.06	(0.17)	0.51	(0.21)	0.54	(0.43)

0.18	0.07	0.75	0.06	0.84	(0.13)

(0.12)	(0.24)	(0.24)	(0.28)	(0.31)	(0.30)
—	—	(0.01)	(0.30)	—	(0.44)
—	—	— [3]	—	—	—

(0.12)	(0.24)	(0.25)	(0.58)	(0.31)	(0.74)

$6.67	$6.61	$6.78	$6.28	$6.80	$6.27

2.78%	1.21%	12.26%	0.78%	13.72%	(2.21% )

$460,914	$393,714	$372,052	$342,209	$307,039	$304,299
0.66%	0.71%	0.71%	0.73%	0.71%	0.70%

0.73%	0.75%	0.75%	0.77%	0.75%	0.74%
3.56%	3.65%	3.85%	4.14%	4.60%	4.38%

3.49%	3.61%	3.81%	4.10%	4.56%	4.34%
80%	187%	219%	185%	216%	217%

Financial highlights

Delaware Extended Duration Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period.

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the period May 2, 2016 to July 31, 2016, return of capital distributions of $3,526 were made by the Fund’s Class R6 shares, which calculated to a de minimis amount of $(0.003) per share.
[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the periods shown reflects a waiver by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statements of operations.”
[7]	Portfolio turnover is representative of the Fund for the year ended July 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Six months ended		5/2/16[2]
1/31/18[1]	Year ended	to
(Unaudited)	7/31/17	7/31/16
$6.61	$6.78	$6.38

0.12	0.24	0.23
0.07	(0.16)	0.22

0.19	0.08	0.45

(0.13)	(0.25)	(0.05)
—	—	— [4]

(0.13)	(0.25)	(0.05)

$6.67	$6.61	$6.78

2.82%	1.29%	7.20%

$25,323	$23,229	$8,578
0.58%	0.63%	0.63%

0.65%	0.67%	0.65%
3.64%	3.73%	3.40%

3.57%	3.69%	3.38%
80%	187%	219% [7]

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

January 31, 2018 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, Class R, and Institutional Class shares. Delaware Extended Duration Bond Fund also offers Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or to be taken on the Funds’ federal income tax returns through the six months ended Jan. 31, 2018 and for all open tax years (years ended July 31, 2015–July 31, 2017), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Jan. 31, 2018, the Funds’ did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements – The Funds may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2018, and matured on the next business day.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2018, each Fund earned the following amounts under this agreement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$2,199	$1,190

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2018, each Fund earned the following amounts under this agreement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$710	$348

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed specified percentages of average daily net assets of each Fund from Aug. 1, 2017 through Jan. 31, 2018* as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund (Class A, Class C, Class R, and Institutional Class shares)	Delaware Extended Duration Bond Fund (Class R6 shares)
Operating expense limitation as a percentage of average daily net assets from Nov. 28, 2017 through Nov. 28, 2018 (per annum)*	0.69%	0.57%	0.49%
Operating expense limitation as a percentage of average daily net assets (Nov. 28, 2016 through Nov. 28, 2017)*	0.69%	0.71%	0.63%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Funds. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from Aug. 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept.1, 2017, the Funds as well as other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2018, the Funds were charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$23,624	$15,364

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2018, each Fund was charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$109,698	$68,478

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Jan. 31, 2018, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$10,576	$10,681

For the six months ended Jan. 31, 2018, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$8,614	$9,988

For the six months ended Jan. 31, 2018, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Class A	$ 2	$ —
Class C	2,086	1,677

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Jan. 31, 2018, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. There were no Rule 17a-7 securities purchases for the Funds and/or securities sales for Delaware Corporate Bond Fund for the six months ended Jan. 31, 2018. Pursuant to these procedures, for the six months ended Jan. 31, 2018, Delaware Extended Duration Bond Fund engaged in securities sales, which resulted in the following net realized gains.

Delaware Extended Duration Bond Fund
Sales	$2,782,574
Net realized gain	15

*The aggregate contractual waiver period covering this report for the Funds is from Nov. 28, 2016 through Nov. 28, 2018.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments

For the six months ended Jan. 31, 2018, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Purchases other than US government securities	$665,523,607	$388,351,757
Purchases of US government securities	204,204,551	194,426,862
Sales other than US government securities	613,173,011	338,285,216
Sales of US government securities	204,008,992	202,050,235

At Jan. 31, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2018, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cost of investments	$1,149,031,670	$683,758,259

Aggregate unrealized appreciation of investments	$ 20,992,840	$ 26,759,261
Aggregate unrealized depreciation of investments	(14,830,995)	(2,311,597)

Net unrealized appreciation of investments	$ 6,161,845	$ 24,447,664

Qualified late year capital losses represent losses realized from Nov. 1, 2016 through July 31, 2017 that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. At July 31, 2017, Delaware Extended Duration Bond Fund had $5,829,700 qualified year loss deferrals. There were no deferrals for Delaware Corporate Bond Fund.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At July 31, 2017, there were no capital loss carryforwards for Delaware Extended Duration Bond Fund. Capital loss carryforwards available to offset future realized capital gains for Delaware Corporate Bond Fund are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Corporate Bond Fund	$21,494,403	$16,527,986	$38,022,389

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Jan. 31, 2018:

	Delaware Corporate Bond Fund

Securities	Level 1	Level 2	Total

Assets:
Corporate Debt	$—	$1,070,681,006	$1,070,681,006
Municipal Bonds	—	10,381,719	10,381,719
Convertible Preferred Stock[1]	2,704,466	2,532,310	5,236,776
Preferred Stock[1]	1,301,000	13,541,829	14,842,829
Short-Term Investments	—	54,051,185	54,051,185

Total Value of Securities	$4,005,466	$1,151,188,049	$1,155,193,515

	Delaware Extended Duration Bond Fund

Securities	Level 1	Level 2	Total

Assets:
Corporate Debt	$—	$653,188,417	$653,188,417
Municipal Bonds	—	19,079,568	19,079,568
Convertible Preferred Stock[1]	1,716,320	1,654,882	3,371,202
Preferred Stock	—	9,269,457	9,269,457
US Treasury Obligations	—	3,599,780	3,599,780
Short-Term Investments	—	19,697,499	19,697,499

Total Value of Securities	$1,716,320	$706,489,603	$708,205,923

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types for each Fund:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Convertible Preferred Stock	51.64%	48.36%	100.00%
Preferred Stock	8.77%	91.23%	100.00%

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Convertible Preferred Stock	50.91%	49.09%	100.00%

During the six months ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Jan. 31, 2018, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Six months ended 1/31/18	Year ended 7/31/17	Six months ended 1/31/18	Year ended 7/31/17
Shares sold:
Class A	2,945,990	8,259,302	2,056,829	8,574,015
Class C	536,337	1,825,755	226,652	826,546
Class R	1,181,164	1,045,392	227,339	1,032,357
Institutional Class	38,291,825	66,706,427	14,949,842	27,488,461
Class R6	—	—	255,127	2,375,578

Shares issued upon reinvestment of dividends and distributions:
Class A	663,269	1,589,304	494,676	1,151,746
Class C	251,716	626,896	50,853	119,329
Class R	72,529	144,411	43,537	108,429
Institutional Class	1,384,654	2,692,439	1,095,218	2,043,476
Class R6	—	—	67,459	75,789

	45,327,484	82,889,926	19,467,532	43,795,726

Shares redeemed:
Class A	(5,926,589)	(27,160,676)	(4,066,765)	(15,534,820)
Class C	(3,358,061)	(9,308,688)	(747,139)	(1,652,344)
Class R	(958,595)	(1,995,642)	(639,344)	(2,050,279)
Institutional Class	(22,300,561)	(51,225,033)	(6,491,384)	(24,855,706)
Class R6	—	—	(39,842)	(203,411)

	(32,543,806)	(89,690,039)	(11,984,474)	(44,296,560)

Net increase (decrease)	12,783,678	(6,800,113)	7,483,058	(500,834)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Jan. 31, 2018 and year ended July 31, 2017, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables above, and on the “Statements of changes in net assets.”

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

4. Capital Shares (continued)

	Six months ended
	1/31/18
	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Corporate Bond Fund	219,847	9,097	3,950	225,029	$1,344,825
Delaware Extended Duration Bond Fund	63,362	—	—	63,458	420,790

	Year ended
	7/31/17
	Exchange Redemptions			Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Corporate Bond Fund	8,605,558	81,107	2,488	8,701,608	$49,977,081
Delaware Extended Duration Bond Fund	2,797,433	1,709	355	2,808,998	17,728,307

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Funds had no amounts outstanding as of Jan. 31, 2018, or at any time during the six months then ended.

6. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At Jan. 31, 2018, the Funds had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

	Delaware Corporate Bond Fund
		Fair Value of
		Non-Cash	Cash Collateral	Net Collateral
Counterparty	Repurchase Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$9,270,707	$(9,270,707)	$—	$(9,270,707)	$—
Bank of Montreal	18,541,413	(18,541,413)	—	(18,541,413)	—
BNP Paribas	21,140,177	(21,140,177)	—	(21,140,177)	—

Total	$48,952,297	$(48,952,297)	$—	$(48,952,297)	$—

	Delaware Extended Duration Bond Fund
		Fair Value of
		Non-Cash	Cash Collateral	Net Collateral
Counterparty	Repurchase Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$2,040,375	$(2,040,375)	$—	$(2,040,375)	$—
Bank of Montreal	4,080,750	(4,080,750)	—	(4,080,750)	—
BNP Paribas	4,652,708	(4,652,708)	—	(4,652,708)	—

Total	$10,773,833	$(10,773,833)	$—	$(10,773,833)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of Jan. 31, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

7. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2018, the Funds had no securities on loan.

8. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund invests in high yield, fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Funds may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Credit and Market Risk (continued)

other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. General Motors Corporation Term Loan Litigation

The Funds received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Funds in 2009. We believe the matter subject to the litigation notice may lead to a recovery from the Funds of certain amounts received by the Funds because a US Court of Appeals has ruled that the Funds and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Funds received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Funds should not have received payment in full. Based upon currently available information related to the litigation and the Funds’ potential exposure, the Funds recorded a contingent liability and an asset based on the expected recoveries to unsecured creditors as of Jan. 31, 2018 that resulted in a net decrease in the Funds’ NAVs to reflect this potential recovery as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Asset	$438,287	$166,247
Liability	1,460,956	554,156

11. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund investment advisory agreements

At a meeting held on Aug. 16-17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the Investment Advisory Agreements. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s Investment Advisory Agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods considered be at or above the median of its Performance Universe.

Delaware Corporate Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5-year period was in the second quartile of its Performance Universe. The Fund’s performance results were mixed but tended toward median, which was acceptable.

Delaware Extended Duration Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund investment advisory agreements (continued)

including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Corporate Bond Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2017 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Extended Duration Bond Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2017 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. Finally, the Board also reviewed a report prepared by JDL regarding DMC profitability in the context of sub-advised funds and met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standardized fee pricing structure. The Board also noted that, as of Feb. 28, 2017, Delaware Corporate Bond Fund’s assets exceeded the second breakpoint level and Delaware Extended Duration Bond Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreements provides a sharing of benefits with the Funds and their shareholders.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec
President and	Former Chief Executive
Chief Executive Officer	Officer
Delaware FundsSM by Macquarie Philadelphia, PA	Private Wealth Management J.P. Morgan Chase & Co. New York, NY

Thomas L. Bennett	Joseph W. Chow
Chairman of the Board	Former Executive Vice
Delaware Funds	President
by Macquarie	State Street Corporation
Private Investor	Boston, MA
Rosemont, PA

Affiliated officers

David F. Connor	Daniel V. Geatens
Senior Vice President,	Vice President and
General Counsel,	Treasurer
and Secretary	Delaware Funds
Delaware Funds	by Macquarie
by Macquarie	Philadelphia, PA
Philadelphia, PA

John A. Fry	Frances A.
President	Sevilla-Sacasa
Drexel University	Former Chief Executive Officer
Philadelphia, PA	Banco Itaú International Miami, FL
Lucinda S. Landreth
Former Chief Investment Officer Assurant, Inc. New York, NY	Thomas K. Whitford Former Vice Chairman PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Funds
by Macquarie
Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

January 31, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

   You can obtain shareholder reports and prospectuses online instead of in the mail.

   Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Fund is distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from August 1, 2017 to January 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2017 to Jan. 31, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2017 to January 31, 2018 (Unaudited)

Delaware High-Yield Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Annualized Expense Ratio	Expenses Paid During Period 8/1/17 to 1/31/18*
Actual Fund return†
Class A	$1,000.00	$1,015.10	1.05%	$5.33
Class C	1,000.00	1,008.70	1.80%	9.11
Class R	1,000.00	1,013.80	1.30%	6.60
Institutional Class	1,000.00	1,016.40	0.80%	4.07

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.91	1.05%	$5.35
Class C	1,000.00	1,016.13	1.80%	9.15
Class R	1,000.00	1,018.65	1.30%	6.61
Institutional Class	1,000.00	1,021.17	0.80%	4.08
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation

Delaware High-Yield Opportunities Fund	As of January 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	93.83%
Automotive	0.46%
Banking	3.49%
Basic Industry	16.00%
Capital Goods	4.00%
Consumer Cyclical	7.19%
Consumer Non-Cyclical	3.44%
Energy	16.69%
Financial Services	1.79%
Healthcare	6.46%
Insurance	3.30%
Media	9.44%
Services	7.54%
Technology & Electronics	4.75%
Telecommunications	5.32%
Transportation	0.51%
Utilities	3.45%
Loan Agreements	3.52%
Common Stock	0.00%
Convertible Preferred Stock	0.59%
Preferred Stock	0.56%
Short-Term Investments	2.38%
Total Value of Securities	100.88%
Liabilities Net of Receivables and Other Assets	(0.88%)
Total Net Assets	100.00%

3

Schedule of investments

Delaware High-Yield Opportunities Fund	January 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 93.83%
Automotive – 0.46%
American Tire Distributors 144A 10.25% 3/1/22 #	1,100,000	$1,144,000

		1,144,000

Banking – 3.49%
Ally Financial 5.75% 11/20/25	1,295,000	1,390,506
Credit Suisse Group 144A 6.25% #µy	1,380,000	1,491,812
Lloyds Banking Group 7.50% µy	1,655,000	1,872,219
Popular 7.00% 7/1/19	1,088,000	1,129,888
Royal Bank of Scotland Group 8.625% µy	1,070,000	1,197,063
UBS Group 6.875% µy	1,425,000	1,588,765

		8,670,253

Basic Industry – 16.00%
AK Steel 6.375% 10/15/25	1,405,000	1,394,463
Allegheny Technologies 7.875% 8/15/23	1,064,000	1,171,166
American Woodmark 144A 4.875% 3/15/26 #	685,000	685,000
Beacon Escrow 144A 4.875% 11/1/25 #	1,340,000	1,340,000
BMC East 144A 5.50% 10/1/24 #	1,015,000	1,053,063
Boise Cascade 144A 5.625% 9/1/24 #	1,705,000	1,790,250
Builders FirstSource 144A 5.625% 9/1/24 #	855,000	897,750
Chemours
5.375% 5/15/27	810,000	840,375
7.00% 5/15/25	600,000	658,500
Cleveland-Cliffs 144A 5.75% 3/1/25 #	885,000	869,513
Coeur Mining 5.875% 6/1/24	995,000	993,756
FMG Resources August 2006 144A 5.125% 5/15/24 #	860,000	873,437
Freeport-McMoRan 6.875% 2/15/23	1,740,000	1,918,350
Hudbay Minerals
144A 7.25% 1/15/23 #	165,000	176,963
144A 7.625% 1/15/25 #	1,290,000	1,425,450
James Hardie International Finance DAC 144A 5.00% 1/15/28 #	690,000	700,350
Jeld-Wen
144A 4.625% 12/15/25 #	650,000	651,625
144A 4.875% 12/15/27 #	650,000	652,437
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,475,000	1,677,031
Koppers 144A 6.00% 2/15/25 #	1,195,000	1,263,713
Kraton Polymers 144A 7.00% 4/15/25 #	1,100,000	1,168,750
M/I Homes 5.625% 8/1/25	1,200,000	1,227,000
New Gold 144A 6.375% 5/15/25 #	1,060,000	1,120,950
NOVA Chemicals 144A 5.25% 6/1/27 #	1,450,000	1,450,000
Novelis 144A 6.25% 8/15/24 #	1,700,000	1,785,000
Olin 5.125% 9/15/27	1,510,000	1,574,175
Platform Specialty Products 144A 5.875% 12/1/25 #	1,245,000	1,266,787

4

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
PQ 144A 5.75% 12/15/25 #	760,000	$784,700
Standard Industries 144A 4.75% 1/15/28 #	690,000	688,275
Steel Dynamics 5.00% 12/15/26	1,130,000	1,178,025
Summit Materials 144A 5.125% 6/1/25 #	770,000	786,363
Tronox Finance 144A 5.75% 10/1/25 #	2,010,000	2,060,250
US Concrete 6.375% 6/1/24	1,585,000	1,713,068
Zekelman Industries 144A 9.875% 6/15/23 #	1,750,000	1,964,375

		39,800,910

Capital Goods – 4.00%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	515,000	533,025
BWAY Holding 144A 7.25% 4/15/25 #	1,460,000	1,527,525
Crown Americas 144A 4.75% 2/1/26 #	760,000	767,600
Flex Acquisition 144A 6.875% 1/15/25 #	1,370,000	1,408,531
Plastipak Holdings 144A 6.25% 10/15/25 #	480,000	500,400
RBS Global 144A 4.875% 12/15/25 #	1,175,000	1,192,625
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	1,365,000	1,491,263
TransDigm 6.375% 6/15/26	1,075,000	1,105,906
Trident Merger Sub 144A 6.625% 11/1/25 #	1,405,000	1,415,537

		9,942,412

Consumer Cyclical – 7.19%
AMC Entertainment Holdings 6.125% 5/15/27	1,900,000	1,865,325
Boyd Gaming 6.375% 4/1/26	1,480,000	1,591,000
ESH Hospitality 144A 5.25% 5/1/25 #	2,290,000	2,312,900
JC Penney 8.125% 10/1/19	464,000	486,040
Lithia Motors 144A 5.25% 8/1/25 #	705,000	727,913
MGM Resorts International 4.625% 9/1/26	1,365,000	1,385,475
Mohegan Gaming & Entertainment 144A 7.875% 10/15/24 #	1,205,000	1,239,644
New Red Finance 144A 5.00% 10/15/25 #	1,340,000	1,348,375
Penn National Gaming 144A 5.625% 1/15/27 #	1,555,000	1,616,267
Penske Automotive Group 5.50% 5/15/26	1,470,000	1,506,809
Scientific Games International
144A 5.00% 10/15/25 #	605,000	608,025
10.00% 12/1/22	1,555,000	1,706,613
Staples 144A 8.50% 9/15/25 #	705,000	682,969
Station Casinos 144A 5.00% 10/1/25 #	800,000	809,000

		17,886,355

Consumer Non-Cyclical – 3.44%
Albertsons 6.625% 6/15/24	712,000	679,960
Cott Holdings 144A 5.50% 4/1/25 #	1,500,000	1,531,875
Dean Foods 144A 6.50% 3/15/23 #	945,000	937,913
JBS USA LUX 144A 5.75% 6/15/25 #	1,665,000	1,648,350

5

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Minerva Luxembourg 144A 6.50% 9/20/26 #	620,000	$626,789
Post Holdings
144A 5.00% 8/15/26 #	795,000	778,106
144A 5.625% 1/15/28 #	240,000	239,484
144A 5.75% 3/1/27 #	753,000	759,589
Tempur Sealy International 5.50% 6/15/26	1,350,000	1,360,125

		8,562,191

Energy – 16.69%
Alta Mesa Holdings 7.875% 12/15/24	1,300,000	1,436,500
AmeriGas Partners 5.875% 8/20/26	1,065,000	1,107,600
Cheniere Corpus Christi Holdings
5.125% 6/30/27	480,000	496,800
5.875% 3/31/25	515,000	555,878
7.00% 6/30/24	830,000	945,681
Cheniere Energy Partners 144A 5.25% 10/1/25 #	990,000	1,011,037
Chesapeake Energy 144A 8.00% 1/15/25 #	1,165,000	1,179,563
Crestwood Midstream Partners 5.75% 4/1/25	1,405,000	1,455,931
Diamond Offshore Drilling 7.875% 8/15/25	1,200,000	1,276,500
Ensco 7.75% 2/1/26	1,225,000	1,221,172
Genesis Energy 6.50% 10/1/25	1,995,000	2,039,887
Gulfport Energy 144A 6.375% 1/15/26 #	1,500,000	1,511,250
Hilcorp Energy I
144A 5.00% 12/1/24 #	700,000	707,000
144A 5.75% 10/1/25 #	540,000	558,900
Laredo Petroleum 6.25% 3/15/23	1,375,000	1,430,000
Murphy Oil 6.875% 8/15/24	2,220,000	2,376,865
Murphy Oil USA 5.625% 5/1/27	1,475,000	1,528,469
Nabors Industries 144A 5.75% 2/1/25 #	1,260,000	1,242,007
Newfield Exploration 5.375% 1/1/26	1,335,000	1,416,769
NuStar Logistics 5.625% 4/28/27	1,428,000	1,497,186
Oasis Petroleum
6.50% 11/1/21	370,000	378,787
6.875% 3/15/22	1,155,000	1,192,537
PDC Energy 144A 5.75% 5/15/26 #	715,000	728,406
Precision Drilling 144A 7.125% 1/15/26 #	1,820,000	1,897,350
QEP Resources 5.625% 3/1/26	1,895,000	1,944,421
Southwestern Energy 7.75% 10/1/27	1,775,000	1,843,781
Summit Midstream Holdings 5.75% 4/15/25	990,000	1,002,375
Sunoco
144A 4.875% 1/15/23 #	450,000	459,459
144A 5.50% 2/15/26 #	515,000	527,077
Targa Resources Partners 5.375% 2/1/27	1,420,000	1,450,175

6

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transocean 144A 9.00% 7/15/23 #	1,150,000	$1,266,437
Transocean Proteus 144A 6.25% 12/1/24 #	666,000	703,463
Whiting Petroleum 144A 6.625% 1/15/26 #	1,195,000	1,224,875
WildHorse Resource Development 6.875% 2/1/25	1,830,000	1,898,625

		41,512,763

Financial Services – 1.79%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	1,630,000	1,784,850
DAE Funding
144A 4.50% 8/1/22 #	525,000	523,687
144A 5.00% 8/1/24 #	480,000	477,600
E*TRADE Financial 5.875% µy	1,595,000	1,674,750

		4,460,887

Healthcare – 6.46%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	1,928,000	1,834,010
DaVita 5.00% 5/1/25	1,255,000	1,253,431
Encompass Health
5.75% 11/1/24	835,000	854,831
5.75% 9/15/25	1,655,000	1,719,131
HCA
5.375% 2/1/25	1,875,000	1,921,875
5.875% 2/15/26	900,000	943,875
7.58% 9/15/25	690,000	783,150
Hill-Rom Holdings
144A 5.00% 2/15/25 #	590,000	601,800
144A 5.75% 9/1/23 #	1,105,000	1,156,106
inVentiv Group Holdings 144A 7.50% 10/1/24 #	444,000	483,960
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	1,248,000	1,343,160
Surgery Center Holdings
144A 6.75% 7/1/25 #	730,000	707,187
144A 8.875% 4/15/21 #	610,000	639,737
Tenet Healthcare
144A 5.125% 5/1/25 #	1,000,000	990,000
8.125% 4/1/22	810,000	838,860

		16,071,113

Insurance – 3.30%
Acrisure 144A 7.00% 11/15/25 #	1,335,000	1,331,663
AssuredPartners 144A 7.00% 8/15/25 #	1,570,000	1,613,175
HUB International 144A 7.875% 10/1/21 #	1,220,000	1,270,325
NFP 144A 6.875% 7/15/25 #	1,820,000	1,883,700
USIS Merger Sub 144A 6.875% 5/1/25 #	2,050,000	2,116,625

		8,215,488

7

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media – 9.44%
Altice Luxembourg 144A 7.75% 5/15/22 #	2,845,000	$2,741,869
CCO Holdings
144A 5.50% 5/1/26 #	25,000	25,563
144A 5.75% 2/15/26 #	1,095,000	1,136,063
144A 5.875% 5/1/27 #	1,480,000	1,528,100
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	725,000	792,063
CSC Holdings 144A 10.875% 10/15/25 #	1,050,000	1,253,123
Gray Television 144A 5.875% 7/15/26 #	1,970,000	2,034,025
Nexstar Broadcasting 144A 5.625% 8/1/24 #	1,390,000	1,439,512
Nielsen Luxembourg 144A 5.00% 2/1/25 #	805,000	815,063
Radiate Holdco 144A 6.625% 2/15/25 #	1,372,000	1,344,560
SFR Group 144A 7.375% 5/1/26 #	1,585,000	1,568,159
Sinclair Television Group 144A 5.125% 2/15/27 #	1,465,000	1,461,337
Sirius XM Radio 144A 5.375% 4/15/25 #	1,600,000	1,644,000
Tribune Media 5.875% 7/15/22	1,260,000	1,302,525
UPC Holding 144A 5.50% 1/15/28 #	1,430,000	1,375,488
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	495,000	505,519
VTR Finance 144A 6.875% 1/15/24 #	2,395,000	2,526,725

		23,493,694

Services – 7.54%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,210,000	1,252,350
Aramark Services 144A 5.00% 2/1/28 #	1,140,000	1,159,237
Avis Budget Car Rental 144A 6.375% 4/1/24 #	1,095,000	1,126,755
Covanta Holding 5.875% 7/1/25	1,320,000	1,346,400
GEO Group
5.875% 10/15/24	20,000	20,650
6.00% 4/15/26	1,215,000	1,245,375
H&E Equipment Services 144A 5.625% 9/1/25 #	1,175,000	1,222,000
Herc Rentals 144A 7.75% 6/1/24 #	810,000	892,013
Iron Mountain
144A 4.875% 9/15/27 #	1,195,000	1,148,694
144A 5.25% 3/15/28 #	1,255,000	1,226,763
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,240,000	1,246,200
KAR Auction Services 144A 5.125% 6/1/25 #	690,000	701,213
Prime Security Services Borrower 144A 9.25% 5/15/23 #	2,190,000	2,428,163
TMS International 144A 7.25% 8/15/25 #	905,000	952,513
United Rentals North America 5.50% 5/15/27	1,990,000	2,094,475
Waste Pro USA 144A 5.50% 2/15/26 #	685,000	700,413

		18,763,214

Technology & Electronics – 4.75%
CDK Global 5.00% 10/15/24	1,015,000	1,047,987
CDW Finance 5.00% 9/1/25	760,000	776,150

8

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
CommScope Technologies 144A 5.00% 3/15/27 #	1,290,000	$1,288,387
Dell International 144A 6.02% 6/15/26 #	855,000	937,487
Entegris 144A 4.625% 2/10/26 #	750,000	756,563
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	1,200,000	1,329,000
Infor US 6.50% 5/15/22	1,435,000	1,487,019
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	1,545,000	1,668,600
Solera 144A 10.50% 3/1/24 #	1,000,000	1,126,250
TTM Technologies 144A 5.625% 10/1/25 #	1,345,000	1,385,350

		11,802,793

Telecommunications – 5.32%
CenturyLink 6.75% 12/1/23	1,325,000	1,293,929
Cincinnati Bell 144A 7.00% 7/15/24 #	783,000	757,553
CyrusOne 5.375% 3/15/27	1,335,000	1,391,737
Level 3 Financing 5.375% 5/1/25	1,305,000	1,310,833
Sprint
7.125% 6/15/24	2,290,000	2,327,213
7.875% 9/15/23	640,000	677,600
Sprint Capital 6.875% 11/15/28	620,000	642,475
T-Mobile USA
4.75% 2/1/28	650,000	653,250
6.375% 3/1/25	1,145,000	1,220,856
6.50% 1/15/26	100,000	108,625
Wind Tre 144A 5.00% 1/20/26 #	680,000	621,391
Zayo Group 6.375% 5/15/25	2,120,000	2,231,300

		13,236,762

Transportation – 0.51%
XPO Logistics 144A 6.125% 9/1/23 #	1,193,000	1,263,089

		1,263,089

Utilities – 3.45%
AES 5.125% 9/1/27	695,000	729,750
Calpine 5.75% 1/15/25	2,920,000	2,774,000
Dynegy
144A 8.00% 1/15/25 #	1,881,000	2,054,993
144A 8.125% 1/30/26 #	715,000	791,183
Emera 6.75% 6/15/76 µ	1,335,000	1,515,225
NRG Energy 144A 5.75% 1/15/28 #	725,000	726,957

		8,592,108

Total Corporate Bonds (cost $228,002,401)		233,418,032

9

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Loan Agreements – 3.52%
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	1,370,000	$1,422,231
BWAY Tranche B 1st Lien 4.958% (LIBOR03M + 3.25%) 4/3/24 •	980,000	988,983
CH Hold 2nd Lien 8.25% (LIBOR03M + 7.25%) 2/1/25 •	380,000	386,650
Cyxtera DC Holdings 2nd Lien 8.25% (LIBOR03M + 7.25%) 5/1/25 •	735,000	744,187
Kronos 2nd Lien 9.25% (LIBOR03M + 8.25%) 11/1/24 •	1,405,000	1,466,030
Marketo Tranche B 1st Lien 3.25% (LIBOR03M + 3.00%) 2/7/25 •	730,000	726,350
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.25% (LIBOR03M + 4.25%) 6/1/23 •	1,862,921	1,885,043
Summit Midstream Partners Holdings Tranche B 1st Lien 7.00% (LIBOR03M + 6.00%) 5/21/22 •	676,200	688,879
Windstream Services Tranche B6 1st Lien 4.75% (LIBOR03M + 4.00%) 3/30/21 •	470,479	444,602

Total Loan Agreements (cost $8,319,934)		8,752,955

	Number of shares

Common Stock – 0.00%
Century Communications =†	4,250,000	0

Total Common Stock (cost $128,662)		0

Convertible Preferred Stock – 0.59%
Bank of America 7.25% exercise price $50.00 y	1,163	1,467,706

Total Convertible Preferred Stock (cost $1,540,366)		1,467,706

Preferred Stock – 0.56%
Bank of America 6.50% µy	815,000	912,800
GMAC Capital Trust I 7.201% (LIBOR03M + 5.785%) 2/15/40 •	19,000	494,380

Total Preferred Stock (cost $1,323,997)		1,407,180

	Principal amount°
Short-Term Investments – 2.38%
Repurchase Agreements – 2.15%
Bank of America Merrill Lynch 1.28%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $1,014,221 (collateralized by US government obligations 1.181% 10/31/19; market value $1,034,469)	1,014,185	1,014,185

10

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal 1.17%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $2,028,435 (collateralized by US government obligations 1.25%–4.25% 4/30/19–11/15/45; market value $2,068,937)	2,028,369	$2,028,369
BNP Paribas 1.30%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $2,312,749 (collateralized by US government obligations 0.00%–2.50% 5/15/18–11/15/45; market value $2,358,921)	2,312,665	2,312,665

		5,355,219

US Treasury Obligation – 0.23%≠
US Treasury Bill 1.12% 2/1/18	557,801	557,801

		557,801

Total Short-Term Investments (cost $5,913,020)		5,913,020

Total Value of Securities – 100.88% (cost $245,228,380)		$250,958,893

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2018, the aggregate value of Rule 144A securities was $137,200,244, which represents 55.15% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2018. Rate will reset at a future date.

y	No contractual maturity date.

†	Non-income producing security.

•	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Jan. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

11

Schedule of investments

Delaware High-Yield Opportunities Fund

Summary of abbreviation:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

12

Statement of assets and liabilities

Delaware High-Yield Opportunities Fund	January 31, 2018 (Unaudited)

Assets:
Investments, at value[1]	$245,045,873
Short-term investments, at value[2]	5,913,020
Cash	3,333
Interest receivable	3,784,441
Receivable for securities sold	1,510,238
Receivable for fund shares sold	181,381
Other assets[3]	786,990

Total assets	257,225,276

Liabilities:
Payable for securities purchased	4,860,457
Payable for fund shares redeemed	305,342
Distribution payable	303,414
Other accrued expenses	146,528
Investment management fees payable to affiliates	129,322
Distribution fees payable to affiliates	63,252
Audit and tax fees payable	21,666
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,145
Accounting and administration expenses payable to affiliates	1,144
Trustees’ fees and expenses payable	733
Legal fees payable to affiliates	380
Reports and statements to shareholders expenses payable to affiliates	165
Contingent liabilities[3]	2,623,299

Total liabilities	8,459,847

Total Net Assets	$248,765,429

Net Assets Consist of:
Paid-in capital	$304,352,436
Distributions in excess of net investment income	(559,716)
Accumulated net realized loss on investments	(60,757,804)
Net unrealized appreciation of investments	5,730,513

Total Net Assets	$248,765,429

13

Statement of assets and liabilities

Delaware High-Yield Opportunities Fund

Net Asset Value
Class A:
Net assets	$140,607,126
Shares of beneficial interest outstanding, unlimited authorization, no par	36,538,347
Net asset value per share	$3.85
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$4.03

Class C:
Net assets	$35,211,766
Shares of beneficial interest outstanding, unlimited authorization, no par	9,138,533
Net asset value per share	$3.85

Class R:
Net assets	$6,486,745
Shares of beneficial interest outstanding, unlimited authorization, no par	1,680,255
Net asset value per share	$3.86

Institutional Class:
Net assets	$66,459,792
Shares of beneficial interest outstanding, unlimited authorization, no par	17,276,453
Net asset value per share	$3.85

[1]Investments, at cost	$239,315,360

[2]Short-term investments, at cost	5,913,020

[3]See Note 10 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

14

Statement of operations
Delaware High-Yield Opportunities Fund	Six months ended January 31, 2018 (Unaudited)

Investment Income:
Interest	$7,900,981
Dividends	86,685

7,987,666

Expenses:
Management fees	870,296
Distribution expenses – Class A	184,908
Distribution expenses – Class C	188,381
Distribution expenses – Class R	17,589
Dividend disbursing and transfer agent fees and expenses	162,333
Accounting and administration expenses	38,668
Registration fees	35,411
Reports and statements to shareholders expenses	26,583
Audit and tax fees	21,985
Legal fees	16,112
Trustees’ fees and expenses	6,351
Custodian fees	5,284
Other	18,307

1,592,208
Less expenses waived	(127,134)
Less expense paid indirectly	(1,539)

Total operating expenses	1,463,535

Net Investment Income	6,524,131

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,434,657
Net change in unrealized appreciation (depreciation) of investments	(5,234,079)

Net Realized and Unrealized Loss	(2,799,422)

Net Increase in Net Assets Resulting from Operations	$3,724,709

See accompanying notes, which are an integral part of the financial statements.

15

Statements of changes in net assets

Delaware High-Yield Opportunities Fund

	Six months ended 1/31/18 (Unaudited)	Year ended 7/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,524,131	$16,625,514
Net realized gain	2,434,657	8,192,411
Net change in unrealized appreciation (depreciation)	(5,234,079)	4,318,800

Net increase in net assets resulting from operations	3,724,709	29,136,725

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,737,898)	(8,940,567)
Class C	(806,699)	(2,024,354)
Class R	(168,013)	(415,375)
Institutional Class	(1,974,107)	(5,291,835)

Return of capital:
Class A	—	(47,292)
Class C	—	(11,955)
Class R	—	(2,273)
Institutional Class	—	(24,288)

	(6,686,717)	(16,757,939)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,416,921	12,646,158
Class C	488,788	2,276,491
Class R	555,370	2,023,107
Institutional Class	7,617,873	21,802,118

16

	Six months ended 1/31/18 (Unaudited)	Year ended 7/31/17
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$3,232,895	$7,699,549
Class C	768,170	1,870,393
Class R	168,640	417,419
Institutional Class	1,903,905	5,130,121

	18,152,562	53,865,356

Cost of shares redeemed:
Class A	(20,556,135)	(44,653,216)
Class C	(5,153,089)	(13,199,138)
Class R	(1,687,542)	(4,002,981)
Institutional Class	(22,402,912)	(53,926,122)

	(49,799,678)	(115,781,457)

Decrease in net assets derived from capital share transactions	(31,647,116)	(61,916,101)

Net Decrease in Net Assets	(34,609,124)	(49,537,315)

Net Assets:
Beginning of period	283,374,553	332,911,868

End of period	$248,765,429	$283,374,553

Distributions in excess of net investment income	$(559,716)	$(397,130)

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights

Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2017, return of capital distributions of $47,292 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	For the year ended July 31, 2016, return of capital distributions of $150,785 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.003) per share.
[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$3.89	$3.74	$3.95	$4.38	$4.27	$4.11

0.10	0.21	0.22	0.24	0.24	0.27
(0.04)	0.15	(0.22)	(0.37)	0.12	0.17

0.06	0.36	—	(0.13)	0.36	0.44

(0.10)	(0.21)	(0.21)	(0.24)	(0.25)	(0.28)
—	— [3]	— [4]	—	—	—
—	—	—	(0.06)	—	—

(0.10)	(0.21)	(0.21)	(0.30)	(0.25)	(0.28)

$3.85	$3.89	$3.74	$3.95	$4.38	$4.27

1.51%	9.83%	0.41%	(3.15% )	8.59%	11.02%

$140,607	$156,157	$173,815	$238,290	$327,088	$328,534
1.05%	1.05%	1.06%	1.07%	1.07%	1.11%
1.15%	1.15%	1.15%	1.14%	1.12%	1.16%
4.92%	5.42%	5.98%	5.78%	5.46%	6.33%
4.82%	5.32%	5.89%	5.71%	5.41%	6.28%
37%	90%	109%	86%	105%	88%

19

Financial highlights

Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2017, return of capital distributions of $11,955 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	For the year ended July 31, 2016, return of capital distributions of $40,584 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.003) per share.
[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
1/31/18[1]			Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$3.90	$3.74	$3.96	$4.39	$4.28	$4.12

0.08	0.18	0.19	0.21	0.21	0.24
(0.05)	0.16	(0.23)	(0.37)	0.12	0.17

0.03	0.34	(0.04)	(0.16)	0.33	0.41

(0.08)	(0.18)	(0.18)	(0.21)	(0.22)	(0.25)
—	— [3]	— [4]	—	—	—
—	—	—	(0.06)	—	—

(0.08)	(0.18)	(0.18)	(0.27)	(0.22)	(0.25)

$3.85	$3.90	$3.74	$3.96	$4.39	$4.28

0.87%	9.29%	(0.59% )	(3.85% )	7.79%	10.23%

$35,212	$39,523	$46,842	$66,354	$89,127	$85,574
1.80%	1.80%	1.81%	1.82%	1.81%	1.81%
1.90%	1.90%	1.90%	1.89%	1.86%	1.86%
4.17%	4.67%	5.23%	5.03%	4.72%	5.63%
4.07%	4.57%	5.14%	4.96%	4.67%	5.58%
37%	90%	109%	86%	105%	88%

21

Financial highlights

Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:

Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2017, return of capital distributions of $2,273 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $ (0.001) per share.
[4]	For the year ended July 31, 2016, return of capital distributions of $7,580 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $ (0.003) per share.
[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 1/31/18[1] (Unaudited)			Year ended
	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$3.90	$3.75	$3.97	$4.39	$4.29	$4.12

0.09	0.20	0.21	0.23	0.23	0.26
(0.04)	0.15	(0.23)	(0.36)	0.11	0.19

0.05	0.35	(0.02)	(0.13)	0.34	0.45

(0.09)	(0.20)	(0.20)	(0.23)	(0.24)	(0.28)
—	— [3]	— [4]	—	—	—
—	—	—	(0.06)	—	—

(0.09)	(0.20)	(0.20)	(0.29)	(0.24)	(0.28)

$3.86	$3.90	$3.75	$3.97	$4.39	$4.29

1.38%	9.54%	(0.09% )	(3.13% )	8.08%	11.05%
$6,486	$7,529	$8,766	$13,032	$16,580	$16,506
1.30%	1.30%	1.31%	1.32%	1.31%	1.31%
1.40%	1.40%	1.40%	1.39%	1.38%	1.46%
4.67%	5.17%	5.73%	5.53%	5.22%	6.13%
4.57%	5.07%	5.64%	5.46%	5.15%	5.98%
37%	90%	109%	86%	105%	88%

23

Financial highlights

Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2017, return of capital distributions of $24,288 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	For the year ended July 31, 2016, return of capital distributions of $89,798 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.003) per share.
[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 1/31/18[1] (Unaudited)			Year ended
	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$ 3.89	$ 3.74	$ 3.95	$ 4.38	$ 4.27	$ 4.11

0.10	0.22	0.23	0.25	0.25	0.28
(0.04)	0.15	(0.22)	(0.37)	0.12	0.18
0.06	0.37	0.01	(0.12)	0.37	0.46

(0.10)	(0.22)	(0.22)	(0.25)	(0.26)	(0.30)
—	— [3]	— [4]	—	—	—
—	—	—	(0.06)	—	—

(0.10)	(0.22)	(0.22)	(0.31)	(0.26)	(0.30)

$ 3.85	$ 3.89	$ 3.74	$ 3.95	$ 4.38	$ 4.27

1.64%	10.08%	0.66%	(2.91% )	8.87%	11.34%

$66,460	$80,166	$103,489	$147,069	$232,971	$200,282
0.80%	0.80%	0.81%	0.82%	0.81%	0.81%
0.90%	0.90%	0.90%	0.89%	0.86%	0.86%
5.17%	5.67%	6.23%	6.03%	5.72%	6.63%
5.07%	5.57%	6.14%	5.96%	5.67%	6.58%
37%	90%	109%	86%	105%	88%

25

Notes to financial statements

Delaware High-Yield Opportunities Fund	January 31, 2018 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed

26

the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended Jan. 31, 2018 and for all open tax years (years ended July 31, 2015–July 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expense on the “Statement of Operations.” During the six months ended Jan. 31, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2018 and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this agreement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included

27

Notes to financial statements

Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2018, the Fund earned $1,182 under this agreement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2018, the Fund earned $357 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), from exceeding 0.80% of the Fund’s average daily net assets from Aug. 1, 2017 through Jan. 31, 2018.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from Aug. 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, the Fund as well as other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended Jan. 31, 2018, the Fund was charged $6,948 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

28

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2018, the Fund was charged $26,298 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2018, the Fund was charged $2,585 for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2018, DDLP earned $2,080 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2018, DDLP received gross CDSC commissions of $2 and $580 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended Jan. 31, 2018, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common

29

Notes to financial statements

Delaware High-Yield Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2018, the Fund engaged in securities sales of $2,642,415, which resulted in net realized gains of $130,041. The Fund did not engage in securities purchases during the six months ended Jan. 31, 2018.

* The aggregate contractual waiver period covering this report is from Nov. 28, 2016 through Nov. 28, 2018.

3. Investments

For the six months ended Jan. 31, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$96,263,788
Sales	123,922,676

At Jan. 31, 2018, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$245,193,074

Aggregate unrealized appreciation of investments	$7,094,860
Aggregate unrealized depreciation of investments	(1,329,041)

Net unrealized appreciation of investments	$5,765,819

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At Jan. 31, 2018, capital loss carryforwards available to offset future realized capital gains were as follows:

Post-enactment capital loss character

Short-term	Long-term

$25,801,803	$35,586,360

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of

30

the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total

Assets:

Corporate Debt	$—	$233,418,032	$—	$233,418,032
Loan Agreements	—	8,752,955	—	8,752,955
Common Stock	—	—	—	—
Convertible Preferred Stock	1,467,706	—	—	1,467,706
Preferred Stock[1]	494,380	912,800	—	1,407,180
Short-Term Investments	—	5,913,020	—	5,913,020

Total Value of Securities	$1,962,086	$248,996,807	$—	$250,958,893

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in the table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable input or matrix-priced

31

Notes to financial statements

Delaware High-Yield Opportunities Fund

3. Investments (continued)

investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	35.13%	64.87%	100.00%

During the six months ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/18	Year ended 7/31/17
Shares sold:
Class A	882,576	3,328,777
Class C	126,447	597,583
Class R	143,121	529,252
Institutional Class	1,970,716	5,737,888

Shares issued upon reinvestment of dividends and distributions:
Class A	836,570	2,022,251
Class C	198,532	490,990
Class R	43,526	109,325
Institutional Class	492,654	1,348,702

	4,694,142	14,164,768

Shares redeemed:
Class A	(5,310,964)	(11,732,143)
Class C	(1,330,492)	(3,463,053)
Class R	(435,027)	(1,048,257)
Institutional Class	(5,796,647)	(14,176,045)

	(12,873,130)	(30,419,498)

Net decrease	(8,178,988)	(16,254,730)

32

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Jan. 31, 2018 and the year ended July 31, 2017, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

			Exchange Subscriptions
	Exchange Redemptions

	Class A Shares	Class C Shares	Institutional Class Shares	Value
Six months ended 1/31/18	6,154	5,991	12,174	$47,187
Year ended 7/31/17	632,393	13,132	647,689	2,476,527

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of Jan. 31, 2018, or at any time during the period then ended.

6. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

33

Notes to financial statements

Delaware High-Yield Opportunities Fund

6. Offsetting (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Jan. 31, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

		Fair Value of	Cash	Net
	Repurchase	Non-Cash	Collateral	Collateral
Counterparty	Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$1,014,185	$ (1,014,185)	$—	$(1,014,185)	$—
Bank of Montreal	2,028,369	(2,028,369)	—	(2,028,369)	—
BNP Paribas	2,312,665	(2,31 2,665)	—	(2,312,665)	—

Total	$5,355,219	$ (5,355,219)	$—	$(5,355,219)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of Jan. 31, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of

34

supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2018, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB-by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance

35

Notes to financial statements

Delaware High-Yield Opportunities Fund

8. Credit and Market Risk (continued)

additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice may lead to a recovery from the Fund of certain amounts received by the Fund because a US Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information

36

related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $2,623,299 and an asset of $786,990 based on the expected recoveries to unsecured creditors as of Jan. 31, 2018 that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

11. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Fund’s financial statements.

37

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Board consideration of Delaware High-Yield Opportunities Fund investment advisory agreement

At a meeting held on Aug. 16-17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware High-Yield Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the Investment Advisory Agreement. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s Investment Advisory Agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and the

38

privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the fourth quartile of its Performance Universe. The Board noted that the Fund’s performance was not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the

39

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Board consideration of Delaware High-Yield Opportunities Fund investment advisory agreement (continued)

second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2017 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. Finally, the Board also reviewed a report prepared by JDL regarding DMC profitability in the context of sub-advised funds and met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. Although, as of Feb. 28, 2017, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

40

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware FundsSM	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie	J.P. Morgan Chase & Co.		Banco Itaú International
Philadelphia, PA	New York, NY	Lucinda S. Landreth	Miami, FL
Former Chief Investment
Thomas L. Bennett	Joseph W. Chow	Officer	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Funds	President	New York, NY	PNC Financial Services Group
by Macquarie	State Street Corporation		Pittsburgh, PA
Private Investor	Boston, MA
Rosemont, PA			Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

41

Semiannual report

Fixed income mutual fund

Delaware Floating Rate Fund

January 31, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Floating Rate Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Fund is distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses
For the six-month period from August 1, 2017 to January 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2017 to Jan. 31, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2017 to January 31, 2018 (Unaudited)

Delaware Floating Rate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	8/1/17	1/31/18	Expense Ratio	8/1/17 to 1/31/18*

Actual Fund return†
Class A	$1,000.00	$1,021.30	0.99%	$5.04
Class C	1,000.00	1,016.30	1.74%	8.84
Class R	1,000.00	1,018.80	1.24%	6.31
Institutional Class	1,000.00	1,021.40	0.74%	3.77

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.21	0.99%	$5.04
Class C	1,000.00	1,016.43	1.74%	8.84
Class R	1,000.00	1,018.95	1.24%	6.31
Institutional Class	1,000.00	1,021.48	0.74%	3.77

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation

Delaware Floating Rate Fund	As of January 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Collateralized Debt Obligation	0.14%
Corporate Bonds	8.79%
Banking	1.45%
Basic Industry	0.75%
Capital Goods	0.77%
Communications	1.93%
Consumer Cyclical	0.74%
Consumer Non-Cyclical	1.61%
Energy	0.09%
Financial Services	0.12%
Insurance	0.05%
Technology	1.00%
Utilities	0.28%
Loan Agreements	91.54%
Convertible Preferred Stock	0.07%
Preferred Stock	0.33%
Short-Term Investments	6.21%
Total Value of Securities	107.08%
Liabilities Net of Receivables and Other Assets	(7.08%)
Total Net Assets	100.00%

3

Schedule of investments
Delaware Floating Rate Fund	January 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligation – 0.14%
Apex Credit CLO
Series 2015-2A AX 144A 2.803% (LIBOR03M + 1.45%) 10/19/26 #●	312,083	$312,323

Total Collateralized Debt Obligation (cost $309,158)		312,323

Corporate Bonds – 8.79%
Banking – 1.45%
Credit Suisse Group 144A 6.25%#µy	300,000	324,307
Lloyds Banking Group 7.50%µy	1,300,000	1,470,625
Royal Bank of Scotland Group 8.625%µy	1,300,000	1,454,375

		3,249,307

Basic Industry – 0.75%
Hudbay Minerals 144A 7.25% 1/15/23 #	500,000	536,250
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,000,000	1,136,970

		1,673,220

Capital Goods – 0.77%
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	1,000,000	1,092,500
Zekelman Industries 144A 9.875% 6/15/23 #	550,000	617,375

		1,709,875

Communications – 1.93%
Altice Luxembourg 144A 7.75% 5/15/22 #	1,500,000	1,445,625
CSC Holdings 144A 10.875% 10/15/25 #	500,000	596,725
Sprint 7.875% 9/15/23	500,000	529,375
Sprint Communications 11.50% 11/15/21	1,000,000	1,215,210
VTR Finance 144A 6.875% 1/15/24 #	500,000	527,500

		4,314,435

Consumer Cyclical – 0.74%
Scientific Games International 10.00% 12/1/22	1,500,000	1,646,250

		1,646,250

Consumer Non-Cyclical – 1.61%
HCA 7.50% 2/15/22	1,500,000	1,687,500
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	300,000	322,875
Prime Security Services Borrower 144A 9.25% 5/15/23 #	250,000	277,187
Surgery Center Holdings 144A 8.875% 4/15/21 #	1,000,000	1,048,750
Tenet Healthcare 8.125% 4/1/22	250,000	258,907

		3,595,219

Energy – 0.09%
Ensco 7.75% 2/1/26	200,000	199,375

		199,375

Financial Services – 0.12%
NFP 144A 6.875% 7/15/25 #	250,000	258,750

		258,750

4

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance – 0.05%
AssuredPartners 144A 7.00% 8/15/25 #	100,000	$102,750

		102,750

Technology – 1.00%
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	1,000,000	1,107,500
Solera 144A 10.50% 3/1/24 #	1,000,000	1,126,250

		2,233,750

Utilities – 0.28%
Calpine
144A 5.25% 6/1/26 #	500,000	492,500
5.75% 1/15/25	150,000	142,500

		635,000

Total Corporate Bonds (cost $20,004,385)		19,617,931

Loan Agreements – 91.54%
Acrisure Tranche B 1st Lien 5.25% (LIBOR03M + 4.25%) 11/22/23 ●	2,545,000	2,592,719
Air Medical Group Holdings Tranche B 1st Lien 4.25% (LIBOR03M + 3.25%) 4/28/22 ●	1,642,666	1,657,245
Air Medical Group Holdings Tranche B1 1st Lien 5.00% (LIBOR03M + 4.00%) 4/28/22 ●	455,326	460,204
Albertson’s Tranche B 1st Lien 3.50% (LIBOR03M + 2.75%) 8/25/21 ●	2,457,180	2,446,771
Alpha 3 Tranche B1 1st Lien 4.00% (LIBOR03M + 3.00%) 1/31/24 ●	1,729,430	1,746,075
Altice US Finance I Tranche B 1st Lien 3.823% (LIBOR03M + 2.25%) 7/28/25 ●	490,019	490,019
American Airlines Tranche B 1st Lien 3.559% (LIBOR03M + 2.00%) 12/14/23 ●	1,320,322	1,325,933
American Tire Distributors 1st Lien 5.25% (LIBOR03M + 4.25%) 9/1/21 ●	1,488,520	1,507,871
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 ●	2,745,000	2,849,653
AssuredPartners Tranche B 1st Lien 5.073% (LIBOR03M + 3.50%) 10/22/24 ●	2,743,750	2,772,902
ATI Holdings Acquisition Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%) 5/10/23 ●	610,700	617,570
Avaya Tranche B Exit 1st Lien 5.75% (LIBOR03M + 4.75%) 11/9/24 ●	1,500,000	1,509,187
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/13/21 ●	1,371,167	1,372,024
Builders FirstSource 1st Lien 4.00% (LIBOR03M + 3.00%) 2/29/24 ●	2,405,879	2,421,818

5

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
BWAY Tranche B 1st Lien 4.958% (LIBOR03M + 3.25%) 4/3/24 ●	2,487,500	$2,510,303
Calpine Construction Finance 1st Lien 4.073% (LIBOR03M + 2.50%) 1/15/25 ●	155,621	156,610
Calpine Tranche B 1st Lien 4.45% (LIBOR03M + 2.75%) 1/15/23 ●	364,607	367,228
CenturyLink Escrow Tranche B 1st Lien 4.317% (LIBOR03M + 2.75%) 1/31/25 ●	823,000	812,198
CH Hold 2nd Lien 8.25% (LIBOR03M + 7.25%) 2/1/25 ●	1,620,000	1,648,350
Change Healthcare Holdings Tranche B 1st Lien 3.75% (LIBOR03M + 2.75%) 3/1/24 ●	1,612,013	1,622,969
Charter Communications Operating 1st Lien 3.58% (LIBOR03M + 2.00%) 4/30/25 ●	315,000	317,313
Chesapeake Energy 1st Lien 8.50% (LIBOR03M + 7.50%) 8/23/21 ●	2,445,000	2,622,263
CIRCOR International Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%) 12/11/24 ●	1,210,000	1,222,478
CityCenter Holdings Tranche B 1st Lien 3.25% (LIBOR03M + 2.50%) 4/18/24 ●	746,250	752,896
Concentra 1st Lien 4.00% (LIBOR03M + 3.00%) 6/1/22 ●	1,500,000	1,519,191
Constellis Holdings 1st Lien 6.00% (LIBOR03M + 5.00%) 4/21/24 ●	1,593,234	1,613,481
Constellis Holdings 2nd Lien 10.00% (LIBOR03M + 9.00%) 4/21/25 ●	295,000	297,305
Core & Main Tranche B 1st Lien 4.00% (LIBOR03M + 3.00%) 8/1/24 ●	2,493,750	2,513,231
CP VI Bella Topco 1st Lien 3.00% (LIBOR03M + 3.00%) 1/25/25 ●	1,000,000	1,005,000
CP VI Bella Topco 2nd Lien 6.75% (LIBOR03M + 6.75%) 1/25/26 ●	500,000	502,500
CROWN Americas Tranche B 1st Lien 2.00% (LIBOR03M + 2.00%) 1/19/25 ●	1,750,000	1,772,655
CSC Holdings Tranche B 1st Lien 3.809% (LIBOR03M + 2.25%) 7/17/25 ●	2,688,341	2,699,683
Cyxtera DC Holdings 2nd Lien 8.25% (LIBOR03M + 7.25%) 5/1/25 ●	1,000,000	1,012,500
DaVita Tranche B 1st Lien 3.50% (LIBOR03M + 2.75%) 6/24/21 ●	1,384,775	1,404,162
Deck Chassis Acquisition 2nd Lien 7.573% (LIBOR03M + 6.00%) 6/15/23 ●	1,000,000	1,027,500
Deerfield Holdings Tranche B 1st Lien 4.25% (LIBOR03M + 3.25%) 12/6/24 ●	2,000,000	2,024,376
Digicel International Finance Tranche B 1st Lien 4.75% (LIBOR03M + 3.75%) 5/10/24 ●	2,992,500	3,015,566

6

	Principal amount°	Value (US $)
Loan Agreements (continued)
Dynegy Tranche C 1st Lien 3.75% (LIBOR03M + 2.75%) 2/7/24 ●	1,620,016	$1,638,578
Energy Future Intermediate Holding 1st Lien 4.00% (LIBOR03M + 3.00%) 6/28/18 ●	3,000,000	3,015,375
ESH Hospitality Tranche B 1st Lien 3.823% (LIBOR03M + 2.25%) 8/30/23 ●	1,776,354	1,792,591
ExamWorks Group Tranche B1 1st Lien 4.25% (LIBOR03M + 3.25%) 7/27/23 ●	1,071,465	1,083,519
Exgen Renewables Iv Tranche B 1st Lien 4.00% (LIBOR03M + 3.00%) 11/28/24 ●	1,000,000	1,016,250
First Data 1st Lien
3.81% (LIBOR03M + 2.25%) 7/10/22 ●	799,651	805,482
3.81% (LIBOR03M + 2.25%) 4/26/24 ●	1,107,598	1,116,736
First Eagle Holdings Tranche B 1st Lien 3.75% (LIBOR03M + 3.00%) 12/1/22 ●	992,506	1,007,084
Flex Acquisition 1st Lien 4.00% (LIBOR03M + 3.00%) 12/29/23 ●	1,746,794	1,760,805
Frontier Communications Tranche B 1st Lien 4.50% (LIBOR03M + 3.75%) 6/15/24 ●	941,085	925,205
Gardner Denver Tranche B 1st Lien 4.443% (LIBOR03M + 2.75%) 7/30/24 ●	2,921,691	2,940,357
Gates Global Tranche B2 1st Lien 4.00% (LIBOR03M + 3.00%) 3/31/24 ●	1,956,427	1,974,943
Genoa a QoL Healthcare 1st Lien 4.25% (LIBOR03M + 3.25%) 10/28/23 ●	987,538	994,944
Gopher Sub 1st Lien 3.75% (LIBOR03M + 3.00%) 1/29/25 ●	2,500,000	2,504,703
Gopher Sub 2nd Lien 7.50% (LIBOR03M + 6.75%) 1/29/26 ●	1,500,000	1,522,500
Greeneden US Holdings II Tranche B 1st Lien 5.443% (LIBOR03M + 3.75%) 12/1/23 ●	1,918,180	1,934,565
Greenhill Tranche B 1st Lien 4.75% (LIBOR03M + 3.75%) 10/12/22 ●	1,500,000	1,509,375
HCA Tranche B9 1st Lien 3.573% (LIBOR03M + 2.00%) 3/18/23 ●	690,250	696,020
Houghton International 1st Lien 4.00% (LIBOR03M + 3.00%) 12/20/19 ●	1,097,274	1,098,645
Hoya Midco Tranche B 1st Lien 5.00% (LIBOR03M + 4.00%) 6/30/24 ●	2,686,500	2,690,696
HUB International Tranche B 1st Lien 4.25% (LIBOR03M + 3.25%) 10/2/20 ●	2,415,060	2,434,682
HVSC Merger Sub 1st Lien 5.00% (LIBOR03M + 4.00%) 10/20/24 ●	1,000,000	1,011,667
HVSC Merger Sub 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/26/25 ●	1,140,000	1,145,700

7

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Hyperion Insurance Group Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%) 12/20/24 ●	1,621,000	$1,634,171
INC Research Holdings Tranche B 1st Lien 3.823% (LIBOR03M + 2.25%) 6/26/24 ●	1,453,125	1,461,299
INEOS US Finance Tranche B 1st Lien 3.757% (LIBOR03M + 2.00%) 3/31/24 ●	1,000,000	1,006,406
IRB Holding 1st Lien 4.25% (LIBOR03M + 3.25%) 2/5/25 ●	2,000,000	2,025,312
JBS USA LUX Tranche B 1st Lien 3.25% (LIBOR03M + 2.50%) 10/30/22 ●	1,363,080	1,356,904
JC Penney Tranche B 1st Lien 5.25% (LIBOR03M + 4.25%) 6/23/23 ●	672,330	652,580
Kingpin Intermediate Holdings Tranche B 1st Lien 5.25% (LIBOR03M + 4.25%) 6/29/24 ●	993,753	1,008,659
Kingpin Intermediate Holdings Tranche B 2nd Lien 9.75% (LIBOR03M + 8.75%) 6/29/25 ●	750,000	763,350
Kloeckner Pentaplast of America Tranche B 1st Lien 5.25% (LIBOR03M + 4.25%) 6/30/22 ●	1,996,250	2,006,231
Kraton Polymers Tranche B 1st Lien 4.00% (LIBOR03M + 3.00%) 1/6/22 ●	1,054,036	1,067,284
Kronos 2nd Lien 9.25% (LIBOR03M + 8.25%) 11/1/24 ●	1,030,000	1,074,741
Kronos Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%) 11/1/23 ●	976,384	986,195
Level 3 Financing Tranche B 1st Lien 3.696% (LIBOR03M + 2.25%) 2/22/24 ●	1,500,000	1,508,437
Marketo Tranche B 1st Lien 3.25% 2/7/25 ●	2,000,000	1,990,000
MGM Growth Properties Operating Partnership Tranche B 1st Lien 3.823% (LIBOR03M + 2.25%) 4/25/23 ●	1,236,750	1,247,350
Mohegan Gaming & Entertainment Tranche B 1st Lien 5.00% (LIBOR03M + 4.00%) 10/13/23 ●	1,655,848	1,672,923
MPH Acquisition Holdings Tranche B 1st Lien 4.00% (LIBOR03M + 3.00%) 6/7/23 ●	2,827,983	2,849,950
MRO Holdings 1st Lien 6.25% (LIBOR03M + 5.25%) 10/25/23 ●	1,500,000	1,513,125
NFP Tranche B 1st Lien
3.00% (LIBOR03M + 3.00%) 1/8/24 ●	35,863	36,244
4.50% (LIBOR03M + 3.50%) 1/8/24 ●	1,594,975	1,610,925
Panda Hummel Tranche B1 1st Lien 7.00% (LIBOR03M + 6.00%) 10/27/22 ●	1,145,000	1,124,963
Panda Stonewall Tranche B 6.50% (LIBOR03M + 5.50%) 11/13/21 ●	566,580	569,413
PharMerica Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%) 12/6/24 ●	615,000	621,791
PharMerica Tranche B 2nd Lien 8.75% (LIBOR03M + 7.75%) 12/7/25 ●	2,235,000	2,260,144

8

	Principal amount°	Value (US $)
Loan Agreements (continued)
Phoenix Services Merger Sub 4.75% (LIBOR03M + 3.75%) 1/30/25 ●	1,000,000	$1,012,500
Plastipak Holdings Tranche B 1st Lien 3.75% (LIBOR03M + 2.75%) 10/12/24 ●	1,995,000	2,018,691
PQ 1st Lien 2.50% (LIBOR03M + 2.50%) 2/8/25 ●	1,000,000	1,009,107
PQ Tranche B 1st Lien 5.022% (LIBOR03M + 3.25%) 11/4/22 ●	1,436,176	1,445,900
Prestige Brands Tranche B 1st Lien 3.50% (LIBOR03M + 2.75%) 1/26/24 ●	645,806	650,380
Radiate Holdco 1st Lien 3.75% (LIBOR03M + 3.00%) 2/1/24 ●	1,230,700	1,235,828
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.25% (LIBOR03M + 4.25%) 6/1/23 ●	2,977,330	3,012,686
Sable International Finance Tranche B3 1st Lien 5.073% (LIBOR03M + 3.50%) 1/31/25 ●	2,500,000	2,517,383
Sarbacane Bidco 1st Lien 4.00% (LIBOR03M + 3.00%) 1/19/25 ●	1,000,000	1,011,875
Scientific Games International Tranche B4 1st Lien 4.825% (LIBOR03M + 3.25%) 8/14/24 ●	1,496,250	1,507,740
SFR Group Tranche B 1st Lien 4.522% (LIBOR03M + 2.75%) 7/18/25 ●	1,960,188	1,893,214
SFR Group Tranche B12 1st Lien 4.72% (LIBOR03M + 3.00%) 1/31/26 ●	780,057	753,405
Sinclair Television Group Tranche B 1st Lien 2.50% (LIBOR03M + 2.50%) 12/12/24 ●	1,000,000	1,010,200
Sinclair Television Group Tranche B2 1st Lien 3.83% (LIBOR03M + 2.25%) 1/3/24 ●	594,000	597,787
SMG US Midco 2 2nd Lien 8.644% (LIBOR03M + 7.00%) 1/23/26 ●	2,500,000	2,564,583
Sprint Communications Tranche B 1st Lien 3.25% (LIBOR03M + 2.50%) 2/2/24 ●	1,053,200	1,056,985
StandardAero Aviation Holdings 1st Lien 4.75% (LIBOR03M + 3.75%) 7/7/22 ●	2,559,141	2,584,732
Staples 1st Lien 5.00% (LIBOR03M + 4.00%) 9/12/24 ●	961,000	958,222
Stars Group Holdings 2nd Lien 8.00% (LIBOR03M + 7.00%) 8/1/22 ●	476,190	480,556
Stars Group Holdings Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%) 8/1/21 ●	2,480,916	2,504,175
Summit Materials Tranche B 1st Lien 3.823% (LIBOR03M + 2.25%) 11/10/24 ●	500,000	504,531
Summit Midstream Partners Holdings Tranche B 1st Lien 7.00% (LIBOR03M + 6.00%) 5/21/22 ●	2,360,000	2,404,250
Surgery Center Holdings 1st Lien 4.25% (LIBOR03M + 3.25%) 8/31/24 ●	1,995,000	1,980,660

9

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Team Health Holdings Tranche B 1st Lien 3.75% (LIBOR03M + 2.75%) 2/6/24 ●	2,050,585	$1,995,475
Telenet Financing USD 1st Lien 4.059% (LIBOR03M + 2.50%) 3/1/26 ●	1,895,000	1,909,804
TerraForm Power Operating Tranche B 1st Lien 4.147% (LIBOR03M + 2.75%) 11/8/22 ●	1,500,000	1,518,750
TMS International Tranche B 1st Lien 4.00% (LIBOR03M + 3.00%) 8/14/24 ●	1,496,250	1,505,602
TransDigm Tranche F 1st Lien 4.443% (LIBOR03M + 2.75%) 6/9/23 ●	1,662,715	1,678,996
Traverse Midstream Partners Tranche B 1st Lien 5.00% (LIBOR03M + 4.00%) 9/27/24 ●	2,000,000	2,030,250
Tribune Media Tranche B 1st Lien 3.75% (LIBOR03M + 3.00%) 12/27/20 ●	35,259	35,391
Tribune Media Tranche C 1st Lien 3.75% (LIBOR03M + 3.00%) 1/27/24 ●	912,330	914,611
Trident TPI Holdings 1st Lien 4.25% (LIBOR03M + 3.25%) 10/5/24 ●	1,500,000	1,512,187
Tronox Blocked Borrower Tranche B 1st Lien 4.693% (LIBOR03M + 3.00%) 9/22/24 ●	906,977	917,067
Tronox Finance Tranche B 1st Lien 4.693% (LIBOR03M + 3.00%) 9/22/24 ●	2,093,023	2,116,308
Uniti Group 1st Lien 4.00% (LIBOR03M + 3.00%) 10/24/22 ●	1,109,971	1,069,494
Unitymedia Finance Tranche B 1st Lien 3.809% (LIBOR03M + 2.25%) 9/30/25 ●	1,200,000	1,205,143
Univar USA Tranche B3 1st Lien 4.073% (LIBOR03M + 2.50%) 7/1/24 ●	2,004,454	2,026,691
Univision Communications Tranche C 1st Lien 3.75% (LIBOR03M + 2.75%) 3/15/24 ●	1,096,268	1,098,580
UPC Financing Partnership Tranche AR 1st Lien 4.059% (LIBOR03M + 2.50%) 1/15/26 ●	1,000,000	1,006,458
USI Tranche B 1st Lien 4.693% (LIBOR03M + 3.00%) 5/16/24 ●	3,241,875	3,261,462
USIC Holdings 1st Lien 4.50% (LIBOR03M + 3.50%) 12/9/23 ●	2,424,241	2,445,453
USS Ultimate Holdings 1st Lien 4.75% (LIBOR03M + 3.75%) 8/25/24 ●	999,029	1,013,390
USS Ultimate Holdings 2nd Lien 8.75% (LIBOR03M + 7.75%) 8/25/25 ●	1,500,000	1,522,500
Utz Quality Foods 1st Lien 5.061% (LIBOR03M + 3.50%) 11/21/24 ●	2,000,000	2,022,916
Utz Quality Foods 2nd Lien 8.811% (LIBOR03M + 7.25%) 11/21/25 ●	1,000,000	1,015,000

10

	Principal amount°	Value (US $)
Loan Agreements (continued)
Valeant Pharmaceuticals International Tranche B 1st Lien 4.25% (LIBOR03M + 3.50%) 4/1/22 ●	1,040,075	$1,056,781
VC GB Holdings 2nd Lien 9.00% (LIBOR03M + 8.00%) 2/28/25 ●	1,012,667	1,024,059
Virgin Media Bristol Tranche K 1st Lien 4.059% (LIBOR03M + 2.50%) 1/15/26 ●	1,155,000	1,162,838
WideOpenWest Finance Tranche B 1st Lien 4.25% (LIBOR03M + 3.25%) 8/19/23 ●	1,874,627	1,878,548
Windstream Services Tranche B6 1st Lien 4.75% (LIBOR03M + 4.00%) 3/30/21 ●	608,104	574,658
Wink Holdco 2nd Lien 7.75% (LIBOR03M + 6.75%) 12/1/25 ●	2,525,000	2,556,563
Zayo Group Tranche B2 1st Lien 3.25% (LIBOR03M + 2.25%) 1/19/24 ●	178,741	180,104
Zekelman Industries 1st Lien 3.75% (LIBOR03M + 2.75%) 6/14/21 ●	2,436,438	2,457,452

Total Loan Agreements (cost $201,947,737)		204,306,489

	Number of shares
Convertible Preferred Stock – 0.07%
Bank of America 7.25% exercise price $50.00 y	117	147,654

Total Convertible Preferred Stock (cost $149,643)		147,654

Preferred Stock – 0.33%
Bank of America 6.50% µy	300,000	336,000
Integrys Holdings 6.00% 8/1/73 µ	14,900	401,555

Total Preferred Stock (cost $709,979)		737,555

	Principal amount°
Short-Term Investments – 6.21%
Repurchase Agreements – 5.63%
Bank of America Merrill Lynch 1.28%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $2,379,207 (collateralized by US government obligations 1.181% 10/31/19; market value $2,426,707)	2,379,123	2,379,123
Bank of Montreal 1.17%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $4,758,400 (collateralized by US government obligations 1.25%-4.25% 4/30/19–11/15/45; market value $4,853,411)	4,758,246	4,758,246

11

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.30%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $5,425,357 (collateralized by US government obligations 0.00%–2.50% 5/15/18–11/15/45; market value $5,533,670)	5,425,161	$5,425,161

		12,562,530

US Treasury Obligation – 0.58%≠
US Treasury Bill 1.12% 2/1/18	1,308,518	1,308,518

		1,308,518

Total Short-Term Investments (cost $13,871,048)		13,871,048

Total Value of Securities – 107.08% (cost $236,991,950)		$238,993,000

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2018, the aggregate value of Rule 144A securities was $11,326,137, which represents 5.07% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2018. Rate will reset at a future date.

y	No contractual maturity date.

●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Jan. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:

CLO – Collateralized Loan Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

12

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Statement of assets and liabilities
Delaware Floating Rate Fund	January 31, 2018 (Unaudited)

Assets:
Investments, at value[1]	$225,121,952
Short-term investments, at value[2]	13,871,048
Cash	1,064,021
Receivable for securities sold	11,730,149
Dividends and interest receivable	1,026,838
Receivable for fund shares sold	384,001
Swap payments receivable	684

Total assets	253,198,693

Liabilities:
Payable for securities purchased	28,579,211
Payable for fund shares redeemed	970,024
Distribution payable	164,289
Other accrued expenses	117,829
Investment management fees payable to affiliates	95,362
Distribution fees payable to affiliates	39,697
Audit and tax fees payable	25,400
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,692
Accounting and administration expenses payable to affiliates	1,056
Trustees’ fees and expenses payable	675
Legal fees payable to affiliates	355
Reports and statements to shareholders expenses payable to affiliates	148

Total liabilities	29,997,738

Total Net Assets	$223,200,955

Net Assets Consist of:
Paid-in capital	$234,186,548
Distributions in excess of net investment income	(527,320)
Accumulated net realized loss on investments	(12,459,323)
Net unrealized appreciation of investments	2,001,050

Total Net Assets	$223,200,955

14

Net Asset Value
Class A:
Net assets	$50,454,153
Shares of beneficial interest outstanding, unlimited authorization, no par	6,008,903
Net asset value per share	$8.40
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.64

Class C:
Net assets	$33,743,826
Shares of beneficial interest outstanding, unlimited authorization, no par	4,020,083
Net asset value per share	$8.39

Class R:
Net assets	$482,041
Shares of beneficial interest outstanding, unlimited authorization, no par	57,436
Net asset value per share	$8.39

Institutional Class:
Net assets	$138,520,935
Shares of beneficial interest outstanding, unlimited authorization, no par	16,501,202
Net asset value per share	$8.39

[1]Investments, at cost	$223,120,902
[2]Short-term investments, at cost	13,871,048

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations
Delaware Floating Rate Fund	Six months ended January 31, 2018 (Unaudited)

Investment Income:
Interest	$6,183,486
Dividends	11,175

6,194,661

Expenses:
Management fees	649,654
Distribution expenses – Class A	62,053
Distribution expenses – Class C	181,661
Distribution expenses – Class R	1,228
Dividend disbursing and transfer agent fees and expenses	120,493
Registration fees	39,790
Accounting and administration expenses	37,961
Audit and tax fees	26,054
Reports and statements to shareholders	17,482
Legal fees	16,203
Trustees’ fees and expenses	6,249
Custodian fees	5,199

Other	39,506
1,203,533
Less expenses paid indirectly	(2,349)

Total operating expenses	1,201,184

Net Investment Income	4,993,477

Net Realized and Unrealized Gain:
Net realized gain on investments	14,947
Net change in unrealized appreciation (depreciation) of investments	226,929

Net Realized and Unrealized Gain	241,876

Net Increase in Net Assets Resulting from Operations	$5,235,353

See accompanying notes, which are an integral part of the financial statements.

16

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Statements of changes in net assets
Delaware Floating Rate Fund

	Six months ended 1/31/18 (Unaudited)	Year ended 7/31/17

Increase in Net Assets from Operations:
Net investment income	$4,993,477	$7,077,207
Net realized gain	14,947	3,469,233
Net change in unrealized appreciation (depreciation)	226,929	357,716

Net increase in net assets resulting from operations	5,235,353	10,904,156

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(978,162)	(1,265,466)
Class C	(578,019)	(724,300)
Class R	(9,078)	(10,466)
Institutional Class	(3,623,552)	(4,852,945)

Return of capital:
Class A	—	(104,095)
Class C	—	(81,598)
Class R	—	(993)
Institutional Class	—	(401,242)

	(5,188,811)	(7,441,105)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,499,820	22,149,182
Class C	920,552	6,736,031
Class R	20,350	14,269
Institutional Class	20,008,572	105,587,334

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	924,961	1,263,920
Class C	527,078	724,772
Class R	8,912	11,387
Institutional Class	3,183,214	4,461,716

	33,093,459	140,948,611

18

	Six months ended 1/31/18 (Unaudited)	Year ended 7/31/17

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,511,383)	$(32,570,869)
Class C	(6,500,441)	(20,634,438)
Class R	(19,693)	(53,055)
Institutional Class	(75,342,312)	(107,271,533)

	(89,373,829)	(160,529,895)

Decrease in net assets derived from capital share transactions	(56,280,370)	(19,581,284)

Net Decrease in Net Assets	(56,233,828)	(16,118,233)

Net Assets:
Beginning of period	279,434,783	295,553,016

End of period	$223,200,955	$279,434,783

Distributions in excess of net investment income	$(527,320)	$(331,986)

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights

Delaware Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 1/31/18[1] (Unaudited)	Year ended
	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$8.39	$8.29	$8.42	$8.63	$8.60	$8.57

0.16	0.20	0.17	0.18	0.17	0.16
0.02	0.11	(0.15)	(0.21)	0.04	0.06

0.18	0.31	0.02	(0.03)	0.21	0.22

(0.17)	(0.19)	(0.12)	(0.17)	(0.15)	(0.17)
—	(0.02)	(0.03)	(0.01)	(0.03)	(0.02)

(0.17)	(0.21)	(0.15)	(0.18)	(0.18)	(0.19)

$8.40	$8.39	$8.29	$8.42	$8.63	$8.60

2.13%	3.82%	0.29%	(0.35% )	2.40%	2.61%

$50,454	$49,486	$57,985	$87,398	$158,691	$194,795
0.99%	0.97%	0.96%	0.96%	0.95%	1.01%
0.99%	0.97%	0.96%	0.96%	0.96%	1.06%
3.78%	2.41%	2.09%	2.08%	1.89%	1.88%
3.78%	2.41%	2.09%	2.08%	1.88%	1.83%
70%	173%	90%	86%	96%	112%

21

Financial highlights

Delaware Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$8.39	$8.29	$8.42	$8.63	$8.60	$8.57

0.13	0.14	0.11	0.11	0.10	0.10
0.01	0.11	(0.15)	(0.21)	0.04	0.06

0.14	0.25	(0.04)	(0.10)	0.14	0.16

(0.14)	(0.13)	(0.06)	(0.10)	(0.08)	(0.11)
—	(0.02)	(0.03)	(0.01)	(0.03)	(0.02)

(0.14)	(0.15)	(0.09)	(0.11)	(0.11)	(0.13)

$8.39	$8.39	$8.29	$8.42	$8.63	$8.60

1.63%	3.06%	(0.46% )	(1.10% )	1.64%	1.85%

$33,744	$38,778	$51,400	$72,505	$100,779	$83,619
1.74%	1.72%	1.71%	1.71%	1.70%	1.76%
3.03%	1.66%	1.34%	1.33%	1.14%	1.13%
70%	173%	90%	86%	96%	112%

23

Financial highlights

Delaware Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$8.39	$8.29	$8.42	$8.63	$8.60	$8.57

0.15	0.18	0.15	0.16	0.14	0.14
0.01	0.11	(0.15)	(0.21)	0.04	0.06

0.16	0.29	—	(0.05)	0.18	0.20

(0.16)	(0.17)	(0.10)	(0.15)	(0.12)	(0.15)
—	(0.02)	(0.03)	(0.01)	(0.03)	(0.02)

(0.16)	(0.19)	(0.13)	(0.16)	(0.15)	(0.17)

$8.39	$8.39	$8.29	$8.42	$8.63	$8.60

1.88%	3.57%	0.03%	(0.61% )	2.15%	2.36%

$482	$472	$494	$570	$845	$44
1.24%	1.22%	1.21%	1.21%	1.20%	1.26%
1.24%	1.22%	1.21%	1.21%	1.20%	1.36%
3.53%	2.16%	1.84%	1.83%	1.64%	1.63%
3.53%	2.16%	1.84%	1.83%	1.64%	1.53%
70%	173%	90%	86%	96%	112%

25

Financial highlights

Delaware Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended 1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$8.39	$8.29	$8.42	$8.63	$8.60	$8.57

0.17	0.22	0.19	0.20	0.19	0.19
0.01	0.11	(0.15)	(0.21)	0.04	0.06

0.18	0.33	0.04	(0.01)	0.23	0.25

(0.18)	(0.21)	(0.14)	(0.19)	(0.17)	(0.20)
—	(0.02)	(0.03)	(0.01)	(0.03)	(0.02)

(0.18)	(0.23)	(0.17)	(0.20)	(0.20)	(0.22)

$8.39	$8.39	$8.29	$8.42	$8.63	$8.60

2.14%	4.08%	0.54%	(0.11% )	2.66%	2.87%

$138,521	$190,698	$185,674	$229,549	$268,629	$139,097
0.74%	0.72%	0.71%	0.71%	0.70%	0.76%
4.03%	2.66%	2.34%	2.33%	2.14%	2.13%
70%	173%	90%	86%	96%	112%

27

Notes to financial statements
Delaware Floating Rate Fund	January 31, 2018 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken

28

into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended Jan. 31, 2018 and for all open tax years (years ended July 31, 2015–July 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Jan. 31, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2018 and matured on the next business day.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased

29

Notes to financial statements
Delaware Floating Rate Fund

1. Significant Accounting Policies (continued)

or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2018, the fund earned $2,233 under this agreement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2018, the Fund earned $116 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from Aug. 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, the Fund as well as other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware

30

Funds then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended Jan. 31, 2018, the Fund was charged $6,797 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2018, the Fund was charged $25,527 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual distribution and service (12b-1) fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2018, the Fund was charged $2,551 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2018, DDLP earned $514 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2018, DDLP received gross CDSC commissions of $1,915 on redemption of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended Jan. 31, 2018, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2018, the Fund engaged in securities purchases of $671,507. The Fund did not engage in any sales for the period.

31

Notes to financial statements
Delaware Floating Rate Fund

3. Investments

For the six months ended Jan. 31, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$181,183,461
Purchases of US government securities	—
Sales other than US government securities	226,201,147
Sales of US government securities	204,560

At Jan. 31, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$237,118,493

Aggregate unrealized appreciation of investments	$2,629,857
Aggregate unrealized depreciation of investments	(755,350)

Net unrealized appreciation of investments	$1,874,507

Under the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$3,872,508	$8,582,474

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

32

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Total

Assets:
Corporate Debt	$—	$19,930,254	$19,930,254
Loan Agreements	—	204,306,489	204,306,489
Convertible Preferred Stock	147,654	—	147,654
Preferred Stock	—	737,555	737,555
Short-Term Investments	—	13,871,048	13,871,048

Total Value of Securities	$147,654	$238,845,346	$238,993,000

During the six months ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

33

Notes to financial statements

Delaware Floating Rate Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/18	7/31/17
Shares sold:
Class A	897,001	2,653,577
Class C	110,053	806,527
Class R	2,434	1,709
Institutional Class	2,390,481	12,647,356

Shares issued upon reinvestment of dividends and distributions:
Class A	110,510	151,307
Class C	62,995	86,765
Class R	1,065	1,364
Institutional Class	380,393	534,094

	3,954,932	16,882,699

Shares redeemed:
Class A	(897,292)	(3,901,263)
Class C	(776,819)	(2,471,707)
Class R	(2,356)	(6,335)
Institutional Class	(9,006,529)	(12,848,840)

	(10,682,996)	(19,228,145)

Net decrease	(6,728,064)	(2,345,446)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Jan. 31, 2018 and the year ended July 31, 2017, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

Exchange
	Exchange Redemptions		Subscriptions
Institutional
	Class A	Class C	Class
	Shares	Shares	Shares	Value
Six months ended 1/31/18	—	—	—	$ —
Year ended 7/31/17	1,044,335	—	1,045,944	$8,743,152

34

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of Jan. 31, 2018 or at any time during the period then ended.

6. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

35

Notes to financial statements

Delaware Floating Rate Fund

6. Offsetting (continued)

At Jan. 31, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Master Repurchase Agreements

	Repurchase Agreements	Fair Value of	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
		Non-Cash
Counterparty		Collateral Received(a)
Bank of America
Merrill Lynch	$2,379,123	$(2,379,123)	$—	$(2,379,123)	$—
Bank of Montreal	4,758,246	(4,758,246)	—	(4,758,246)	—
BNP Paribas	5,425,161	(5,425,161)	—	(5,425,161)	—

Total	$12,562,530	$(12,562,530)	$—	$(12,562,530)	$—

(a) The value of the related collateral received exceeded the value of the repurchase agreements as of Jan. 31, 2018.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of

36

supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2018, the Fund had no securities out on loan.

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

37

Notes to financial statements
Delaware Floating Rate Fund

8. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

38

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Fund’s financial statements.

39

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board consideration of Delaware Floating Rate Fund investment advisory agreement

At a meeting held on Aug. 16-17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Floating Rate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the Investment Advisory Agreement. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s Investment Advisory Agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds and the

40

privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional loan participation funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s repositioning in early 2017 to provide additional focus on bank loans. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

When compared to other ultra-short obligation funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

41

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board consideration of Delaware Floating Rate Fund investment advisory agreement (continued) Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. Finally, the Board also reviewed a report prepared by JDL regarding DMC profitability in the context of sub-advised funds and met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. Although, as of Feb. 28, 2017, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

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About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

44

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 4, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 4, 2018